              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-82174

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      POST-EFFECTIVE AMENDMENT NO. 11 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]


                         NATIONWIDE VARIABLE ACCOUNT - 7
            (FORMERLY, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on February 14, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
If appropriate check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED FEBRUARY 14, 2002 TO
                        PROSPECTUS DATED MAY 1, 2001 FOR
           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. The separate account through which the contracts are issued has changed names. All references in the prospectus to "Nationwide Fidelity Advisor Variable Account" are changed to "Nationwide Variable Account-7."

2. The general distributor of the contracts has changed. The "General Distributor" provision in the prospectus is removed and replaced with the following:

       NATIONWIDE INVESTMENT SERVICES CORPORATION

       The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
            through its Nationwide Fidelity Advisor Variable Account

                   The date of this prospectus is May 1, 2001.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other mutual funds and variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -      VIP Equity-Income Portfolio
  -      VIP Growth Portfolio
  -      VIP High Income Portfolio*
  -      VIP Money Market Portfolio
  -      VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  -      VIP II Asset Manager Portfolio
  -      VIP II Asset Manager: Growth Portfolio
  -      VIP II Contrafund(R) Portfolio
  -      VIP II Index 500 Portfolio
  -      VIP II Investment Grade Bond Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  -      VIP III Balanced Portfolio
  -      VIP III Growth & Income Portfolio
  -      VIP III Growth Opportunities Portfolio

*This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40.

For general information or to obtain FREE copies of the:
  -      Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any underlying mutual fund; or
  -      required Nationwide forms,

call:   1-800-494-1132
        1-800-573-2447 (VOICE RESPONSE AVAILABLE 24 HOURS)
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182610
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

THIS ANNUITY:

-        IS NOT A BANK DEPOSIT
-        IS NOT FDIC INSURED
-        IS NOT INSURED OR ENDORSED BY A BANK OR ANY
         FEDERAL GOVERNMENT AGENCY
-        IS NOT AVAILABLE IN EVERY STATE
-        MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................3

SUMMARY OF STANDARD CONTRACT EXPENSES........................6

ADDITIONAL CONTRACT OPTIONS..................................7

SUMMARY OF ADDITIONAL
     CONTRACT OPTIONS........................................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................9

EXAMPLE.....................................................10

SYNOPSIS OF THE CONTRACTS...................................11

FINANCIAL STATEMENTS........................................11

CONDENSED FINANCIAL INFORMATION.............................11

NATIONWIDE LIFE INSURANCE COMPANY...........................12

GENERAL DISTRIBUTOR.........................................12
TYPES OF CONTRACTS..........................................12
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT...................................13
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................15
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS.........................................16
     Optional Death Benefits

CONTRACT OWNERSHIP..........................................17
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................18
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................21

SURRENDER (REDEMPTION)......................................21
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE..............................................22
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT..................................................23

CONTRACT OWNER SERVICES.....................................24
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................25

ANNUITIZING THE CONTRACT....................................25
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................27
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payments
REQUIRED DISTRIBUTIONS......................................29
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS..................................31
     Federal Income Taxes
     Withholding

     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................35

LEGAL PROCEEDINGS...........................................36

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY....................................36

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....40

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........41

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................44

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
   -     the contract owner meets an available exception under the contract; or
   - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)
Range of CDSC over time:

---------------------------------- -----------------------
 NUMBER OF COMPLETED YEARS FROM             CDSC
    DATE OF PURCHASE PAYMENT             PERCENTAGE
---------------------------------- -----------------------
                0                            7%
                1                            6%
                2                            5%
                3                            4%
                4                            3%
                5                            2%
                6                            1%
                7                            0%


(1)Each contract year, the contract owner may withdraw without a CDSC the greater of:
(a)      10% of all purchase payments made to the contract; or
(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.


VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.15%
     Total Variable Account Charges...........1.40%3

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

(3)Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE.......................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following death benefit options are available to contract owners. Such options must be elected at the time of application. The election of an optional death benefit will replace the Five-Year Reset Death Benefit that is standard to every contract.

Charges for the optional death benefits are IN ADDITION TO the standard variable account charges. The optional death benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value. They are charged on a daily basis at the annualized rate noted below.

OPTIONAL DEATH BENEFITS

An applicant may choose among the following death benefits as a replacement for of the Five-Year Reset Death Benefit that is standard to every contract.

The optional death benefits are:

   Optional Long Term
   Care Facility and One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One-Year Step Up
     Death Benefit only)........................1.45%

   Optional Long Term
   Care Facility and 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit only)..............................1.50%

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 1.55% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).......................1.25%
   Administrative Charge
     (applicable to all contracts).......................0.15%
   Optional Long Term Care Facility and One-Year Step
     Up Death Benefit ...................................0.05%
   Optional Long Term Care Facility and 5% Enhanced
     Death Benefit ......................................0.10%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.........................1.55%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------
                                                                Management        Other         12b-1      Total Mutual
                                                                   Fees          Expenses        Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(1)                                    0.48%           0.08%         0.00%          0.56%
VIP Growth Portfolio(1)                                           0.57%           0.08%         0.00%          0.65%
VIP High Income Portfolio                                         0.58%           0.10%         0.00%          0.68%
VIP Money Market Portfolio(2)                                     0.27%           0.08%         0.00%          0.35%
VIP Overseas Portfolio(1)                                         0.72%           0.17%         0.00%          0.89%
VIP II Asset Manager Portfolio                                    0.53%           0.08%         0.00%          0.61%
VIP II Asset Manager: Growth Portfolio(1)                         0.58%           0.11%         0.00%          0.69%
VIP II Contrafund(R)Portfolio(1)                                  0.57%           0.09%         0.00%          0.66%
VIP II Index 500 Portfolio(3)                                     0.24%           0.09%         0.00%          0.33%
VIP II Investment Grade Bond Portfolio                            0.43%           0.11%         0.00%          0.54%
VIP III Balanced Portfolio(1)                                     0.43%           0.15%         0.00%          0.58%
VIP III Growth & Income Portfolio(1)                              0.48%           0.10%         0.00%          0.58%
VIP III Growth Opportunities Portfolio(1)                         0.58%           0.10%         0.00%          0.68%


(1)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying fund prospectus for details.

(2) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

(3)The Fund's Manager has voluntarily agreed to reimburse the class' expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the Fund's manager at any time.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

None of the underlying mutual funds are subject to fee waivers and expense reimbursements.

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at the time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expense contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC Schedule and assumed variable account charges of 1.55% which is the maximum variable account charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable     contract at the end of the    at the end of the applicable
                                        time period               applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
VIP Equity-Income Portfolio      85     113    144     251      22    68     117     251      *     68     117      251
VIP Growth Portfolio             86     116    149     261      23    71     122     261      *     71     122      261
VIP  High Income Portfolio       86     117    150     264      23    72     123     264      *     72     123      264
VIP Money Market Portfolio       83     107    133     229      20    62     106     229      *     62     106      229
VIP Overseas Portfolio           89     124    162     286      26    79     135     286      *     79     135      286
VIP II Asset Manager             86     115    147     257      23    70     120     257      *     70     120      257
Portfolio
VIP II Asset Manager: Growth     87     117    151     265      24    72     124     265      *     72     124      265
Portfolio
VIP II Contrafund(R)Portfolio    86     116    149     262      23    71     122     262      *     71     122      262
VIP II Index 500 Portfolio       83     106    132     227      20    61     105     227      *     61     105      227
VIP II Investment Grade Bond     85     113    143     249      22    68     116     249      *     68     116      249
Portfolio
VIP III Balanced Portfolio       85     114    145     254      22    69     118     254      *     69     118      254
VIP III Growth & Income          85     114    145     254      22    69     118     254      *     69     118      254
Portfolio
VIP III Growth Opportunities     86     117    150     264      23    72     123     264      *     72     123      264
Portfolio


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:
  - Non-Qualified;
  - Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans;
  - Roth IRAs;
  - Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans; or
  - 401(a) Investment-only.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS
-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT           PURCHASE           SUBSEQUENT
       TYPE              PAYMENT            PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
401(a)
Investment-only          $15,000            $1,000

CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available to contract owners at the time of application. Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges, which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an Individual Retirement Annuity, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities (IRAs) are contracts that satisfy the following requirements:

- the contract is not transferable by the owner;
- the premiums are not fixed;
- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);
- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
- the entire interest of the owner in the contract is nonforfeitable; and
- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:
- the contract is not transferable by the owner;

- the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

- the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under IRAs, Investment-only Contracts, Roth IRAs and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

        (1) shares of a current underlying mutual fund are no longer available for investment; or
        (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The expense risk charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the mortality and expense risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

------------------------------------ --------------------
  NUMBER OF COMPLETED YEARS FROM            CDSC
     DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------------ --------------------
                 0                           7%
                 1                           6%
                 2                           5%
                 3                           4%
                 4                           3%
                 5                           2%
                 6                           1%
                 7                           0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
   (a) 10% of all purchase payments; or
   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
        (1) upon the annuitization of contracts which have been in force for at least two years;

        (2) upon payment of a death benefit; or

        (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;
(2) annuitization; or
(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFITS

For contracts issued on or after the later of November 3, 1997 or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   (1)   the contract value;
   (2) the total of all purchase payments, less an adjustment for amounts surrendered; or
   (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   (1) the contract value; or

   (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

   - the third contract anniversary has passed; and

   - the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

   - the contract owner has been diagnosed by a physician to have a terminal illness; and

   - Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   - on a Nationwide form;
   - signed by the contract owner; and
   - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   - joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                      MINIMUM INITIAL       MINIMUM
     CONTRACT            PURCHASE          SUBSEQUENT
       TYPE               PAYMENT           PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
401(a)                   $15,000            $1,000
Investment-only
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity

Subsequent purchase payments are not permitted in the State of New York.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:
   (1) trading on the New York Stock Exchange is restricted;
   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or
   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:
   (1) the value of amounts allocated to the sub-accounts of the variable account; and
   (2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an
Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
  (a)  is the sum of:
       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and
       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);
  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and
  (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.40% to 1.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   (2) adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:
- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:
  (a)      the amount requested; or
  (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect: o variable account charges; o underlying mutual fund charges; o the investment performance of the underlying mutual funds; and o amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:
(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
    Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:
    (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or
    (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.
(B) The surrender limitations described in Section A also apply to:
    (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
    (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

    (3) all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).
(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity. In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

- the participant dies;
- the participant retires;
- the participant terminates employment due to total disability; or
- the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS
Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount. Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.



DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   - the contract is surrendered;
   - the contract owner/annuitant dies;
   - the contract owner who is not the annuitant dies prior to annuitization; or
   - annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio and the VIP Money Market Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of: (1) 10% of all purchase payments made to the contract as of the withdrawal date; (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
     Age 59 1/2through age 61               7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-        the age (or date) specified in your contract; or
-        the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:
  (1) an annuity payment option; and
  (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:
   (1) deducting applicable premium taxes from the total contract value; then
   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:
(a) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then
(b) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.


DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:
(1)      in a lump sum;
(2)      as an annuity; or
(3)      in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

The death benefit value is determined as of the date Nationwide receives:
(1)      proper proof of the annuitant's death;
(2)      an election specifying the distribution method; and
(3)      any state required form(s).

DEATH BENEFIT PAYMENTS

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:
(1)      the contract value;
(2)      the total of all purchase payments, less any amounts surrendered; or
(3) the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
(a)      the contract value;
(b) the total of all purchase payments, less an adjustment for amounts surrendered; or
(c) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
(1)      the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered; or
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:
(1)      the contract value; or
(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:
     (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person, then, for purposes of these distribution provisions:
(a) the death of the annuitant will be treated as the death of a contract owner;
(b) any change of annuitant will be treated as the death of a contract owner;
    and
(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:
(a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or
(b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:
(a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or
(b) the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

  (a)      the annuitant's life expectancy; or, if applicable,
  (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or
   (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

   (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or
   (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       (1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or
       (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or aperiod not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceeds the nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

      (1) treat the contract as a Roth IRA established for his or her benefit;
          or
      (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or
  (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

   (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and
   (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:
- the type of contract purchased;
- the purposes for which the contract is purchased; and
- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans,

Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:
-        Individual Retirement Annuities;
-        Roth IRAs;
-        Tax Sheltered Annuities; and
-        "Non-Qualified Annuities."

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
-        used for qualified higher education expenses; or
- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-  it is made on or after the date on which the contract owner attains age
   59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-  it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
-    for qualified higher education expenses; or
- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
-    for qualified higher education expenses;
- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or
- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;
- issued in connection with certain qualified retirement plans and individual retirement plans; or
- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or
- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and
   (2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:
   o a transfer of the contract from one contract owner to another; or
   o a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   (a) an individual who is two or more generations younger than the contract owner; or
   (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
   - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
   - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   - the failure to diversify was accidental;
   - the failure is corrected; and
   - a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more details.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:
   - statements showing the contract's quarterly activity;
   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).

     Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;
   - semi-annual reports as of June 30 containing financial statements for the variable account; and
   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Fidelity Investments Institutional Services Company, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the Fidelity VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:
   - precious metals;
   - real estate;
   - stocks and bonds;
   - closed-end funds;
   - bank money market deposit accounts and passbook savings;
   - CDs; and
   - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   - S&P 500;
   - Shearson/Lehman Intermediate Government/Corporate Bond Index;
   - Shearson/Lehman Long-Term Government/Corporate Bond Index;

   - Donoghue Money Fund Average;
   - U.S. Treasury Note Index;
   - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:
   -        Lipper Analytical Services, Inc.;
   -        CDA/Wiesenberger;
   -        Morningstar;
   -        Donoghue's;
   -        magazines such as:
            - Money;
            - Forbes;
            - Kiplinger's Personal Finance Magazine;
            - Financial World;
            - Consumer Reports;
            - Business Week;
            - Time;
            - Newsweek;
            - National Underwriter; and
            - News and World Report;
   -        LIMRA;
   -        Value;
   -        Best's Agent Guide;
   -        Western Annuity Guide;
   -        Comparative Annuity Reports;
   -        Wall Street Journal;
   -        Barron's;
   -        Investor's Daily;
   -        Standard & Poor's Outlook; and
   -        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and non-standardized "total return." Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of the maximum charges that could be assessed to the contract (1.55%), which includes the maximum number of optional benefits, but does not reflect premium taxes, which may be imposed by certain states.

Non-standardized total return is calculated similarly to standardized average annual total return, except non-standardized return assumes an initial investment of $25,000 with variable account charges of 1.40%. A CDSC is not reflected. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                 0.46%           N/A            10.20%        01/20/97
VIP Growth Portfolio                                      -17.78%           N/A            16.95%        01/20/97
VIP  High Income Portfolio                                -28.30%           N/A            -3.17%        11/01/96
VIP Money Market Portfolio                                 -1.61%           N/A             3.21%        11/01/96
VIP Overseas Portfolio                                    -25.22%           N/A             8.40%        11/01/96
VIP II Asset Manager Portfolio                            -11.32%           N/A             7.46%        01/20/97
VIP II Asset Manager: Growth Portfolio                    -19.14%           N/A             7.18%        01/20/97
VIP II Contrafund(R)Portfolio                              -13.79%           N/A            13.57%        01/20/97
VIP II Index 500 Portfolio                                -16.25%           N/A            13.27%        01/20/97
VIP II Investment Grade Bond Portfolio                      3.21%           N/A             4.45%        11/01/96
VIP III Balanced Portfolio                                -11.66%          7.52%            8.44%        01/03/95
VIP III Growth & Income Portfolio                         -11.03%           N/A            12.12%        01/20/97
VIP III Growth Opportunities Portfolio                    -23.25%          8.53%           12.11%        01/03/95

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


--------------------------------------------------------------------------------------------------------------------
                                                                                         10 Years
                                                                                      to 12/31/2000
                                                            1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/2000 to 12/31/2000       Fund        Effective
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                 6.91%          11.92%         15.71%          10/09/86
VIP Growth Portfolio                                      -12.22%          17.64%         18.36%          10/09/86
VIP  High Income Portfolio                                -23.55%           0.06%          8.34%          09/19/85
VIP Money Market Portfolio                                  4.85%           4.09%          3.65%          04/01/82
VIP Overseas Portfolio                                    -20.24%           8.89%          7.75%          01/28/87
VIP II Asset Manager Portfolio                             -5.27%           9.61%         10.40%          09/06/89
VIP II Asset Manager: Growth Portfolio                    -13.69%          10.67%         12.41%          01/03/95
VIP II Contrafund(R)Portfolio                               -7.92%          16.18%         19.56%          01/03/95
VIP II Index 500 Portfolio                                -10.57%          16.34%         15.35%          08/27/92
VIP II Investment Grade Bond Portfolio                      9.67%           4.67%          6.18%          12/05/88
VIP III Balanced Portfolio                                 -5.63%          8.07%           8.79%          01/03/95
VIP III Growth & Income Portfolio                          -4.96%           N/A           13.53%          12/31/96
VIP III Growth Opportunities Portfolio                    -18.22%          9.07%          12.43%          01/03/95


                                       TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculation of Performance........................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4


APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poors Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in this Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and
     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP MONEY MARKET PORTFOLIO
     Investment Objective: As high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

------------------ -------------- --------------
                       Range      Neutral Mix
Asset Manager:
------------------ -------------- --------------
Stock Class           30-70%           50%
Bond Class            20-60%           40%
Short-term Class       0-50%           10%


     VIP II ASSET MANAGER: GROWTH PORTFOLIO
     Investment Objective: Maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, or short-term class/money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.


-------------------- ------------ ------------
Asset Manager:           Range     Neutral Mix
Growth
-------------------- ------------ ------------
Stock Class          50-100%           70%
Bond Class               0-50%         25%
Short-term Class         0-50%          5%

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

     VIP II INDEX 500 PORTFOLIO
     Investment Objective: Investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

     VIP II INVESTMENT GRADE BOND PORTFOLIO
     Investment Objective: High level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed on December 30, 1996 from the Fidelity Advisor Annuity Fund to the Fidelity Variable Insurance Products Fund
III. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the Fund's manager.

     VIP III BALANCED PORTFOLIO
     Investment Objective: Income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III GROWTH & INCOME PORTFOLIO
     Investment Objective: High total return through a combination of current income and appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio under normal circumstances, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

APPENDIX B:  CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.


                                                  NO OPTIONAL DEATH BENEFITS ELECTED
                          (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              14.130390          15.106920              6.91%             3,882,248       2000
Portfolio - Q/NQ
                               13.477888          14.130390              4.84%             4,715,117       1999
                               12.245396          13.477888             10.06%             4,522,264       1998
                               10.000000          12.245396             22.45%             3,002,855       19971
VIP Growth Portfolio -         21.640361          18.995761            -12.21%             7,489,252       2000
Q/NQ
                               15.969000          21.640361             35.51%             5,101,104       1999
                               11.610523          15.969000             37.54%             3,147,851       1998
                               10.000000          11.610523             16.11%             1,898,005       1997(1)
VIP High Income                11.930180           9.120099            -23.55%             8,057,837       2000
Portfolio(3) - Q/NQ
                               11.187199          11.930180              6.64%            11,059,477       1999
                               11.859397          11.187199             -5.67%            12,800,840       1998
                               10.221866          11.859397             16.02%            11,855,636       1997
                               10.000000          10.221866              2.22%                14,497       1996(2)
VIP Money Market               11.285433          11.833100              4.85%             3,292,131       2000
Portfolio(3),* - Q/NQ
                               10.883253          11.285433              3.70%             4,611,877       1999
                               10.065929          10.883253              8.12%             4,065,479       1998
                               10.063199          10.065929              0.03%             3,889,929       1997
                               10.000000          10.063199              0.63%               140,523       1996(2)
VIP Overseas Portfolio(3)      18.088630          14.428235            -20.24%             4,932,146       2000
- Q/NQ
                               12.862332          18.088630             40.63%             5,109,217       1999
                               11.569690          12.862332             11.17%             5,585,894       1998
                               10.518503          11.569690              9.99%             5,423,416       1997
                               10.000000          10.518503              5.19%                21,535       1996(2)
Fidelity VIP II Asset          14.477303          13.714827             -5.27%             1,115,257       2000
Manager Portfolio - Q/NQ
                               13.216823          14.477303              9.54%             1,230,196       1999
                               11.650850          13.216823             13.44%             1,049,594       1998
                               10.000000          11.650850             16.51%               820,436       1997(1)


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2000 was 5.02%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:         15.730503           13.577036            -13.69%               861,064       2000
Growth Portfolio - Q/NQ
                               13.841884          15.730503             13.64%               909,134       1999
                               11.940378          13.841884             15.93%               876,090       1998
                               10.000000          11.940378             19.40%               649,082       1997(1)
VIP II Contrafund(R)           18.422344          16.962632             -7.92%             6,707,116       2000
Portfolio -Q/NQ
                               15.036722          18.422344             22.52%             6,071,379       1999
                               11.732706          15.036722             28.16%             5,106,999       1998
                               10.000000          11.732706             17.33%             4,099,646       1997(1)
VIP II Investment Grade        11.326409          12.421795              9.67%             2,965,084       2000
Bond Portfolio3 - Q/NQ
                               11.609070          11.326409             -2.43%             3,487,348       1999
                               10.817010          11.609070              7.32%             3,388,904       1998
                               10.059105          10.817010              7.53%             2,454,357       1997
                               10.000000          10.059105              0.59%                 9,740       1996(2)
VIP II Index 500               18.785022          16.800024            -10.57%             4,530,411       2000
Portfolio - Q/NQ
                               15.809112          18.785022             18.82%             4,259,578       1999
                               12.494291          15.809112             26.53%             3,479,661       1998
                               10.000000          12.494291             24.94%             2,158,606       1997(1)
VIP III Balanced               17.547850          16.559606             -5.63%             5,872,179       2000
Portfolio  - Q/NQ
                               17.022798          17.547850              3.08%             7,788,648       1999
                               14.675543          17.022798             15.99%             8,755,609       1998
                               12.181451          14.675543             20.47%             8,800,311       1997
                               11.234358          12.181451              8.43%             7,666,087       1996
                               10.000000          11.234358             12.34%             3,416,997       1995
VIP III Growth & Income        16.987037          16.144665             -4.69%             3,385,093       2000
Portfolio - Q/NQ
                               15.781386          16.987037              7.64%             3,863,839       1999
                               12.350709          15.781386             27.78%             3,344,233       1998
                               10.000000          12.350709             23.51%             2,011,372       1997(1)
VIP III Growth                 24.667851          20.172772            -18.22%             17,833598       2000
Opportunities Portfolio
- Q/NQ
                               23.993138          24.667851              2.81%            25,447,799       1999
                               19.527096          23.993138             22.87%            28,414,698       1998
                               15.239855          19.527096             28.13%            28,669,316       1997
                               13.069019          15.239855             16.61%            22,529,477       1996
                               10.000000          13.069019             30.69%            11,095,627       1995

(1) These underlying mutual funds were added to the variable account on January 20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.

(2) These underlying mutual funds were added to the variable account on October 26, 1996. Condensed Financial Information for these funds for 1996 reflects values from October 26, 1996 to December 31, 1996.

(3) On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:

      a) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity High Yield Fund;
      b) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;
      c) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and
      d) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.


                                           OPTIONAL ONE-YEAR STEP UP DEATH
                                 BENEFIT ELECTED (VARIABLE ACCOUNT CHARGES OF 1.45% OF
                                     THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income             11.913142          12.730017              6.86%               187,086       2000
Portfolio - Q/NQ              11.368793          11.913142              4.79%               207,264       1999
                              10.334399          11.368793             10.01%               143,214       1998
                              10.000000          10.334399              3.34%                11,206       1997(1)

VIP Growth Portfolio -        18.667172          16.377655            -12.26%               447,316       2000
Q/NQ                          13.781993          18.667172             35.45%               297,413       1999
                              10.025497          13.781993             37.47%               133,287       1998
                              10.000000          10.025497              0.25%                20,722       1997(1)

VIP High Income               10.176069           7.775236            -23.59%               171,239       2000
Portfolio(2) - Q/NQ            9.547168          10.176069              6.59%               203,248       1999
                              10.125956           9.547168             -5.72%               154,310       1998
                              10.000000          10.125956              1.26%                18,314       1997

VIP Money Market              10.844055          11.364567              4.80%                94,187       2000
Portfolio2,* - Q/NQ           10.462911          10.844055              3.64%                92,768       1999
                              10.066783          10.462911              3.94%               149,066       1998
                              10.000000          10.066783              0.67%               103,446       1997

VIP Overseas Portfolio(2)      15.453729          12.320308           -20.28%                76,976       2000
- Q/NQ                         10.994287          15.453729            40.56%                65,541       1999
                                9.894400          10.994287            11.12%                48,076       1998
                               10.000000           9.894400            -1.06%                12,573       1997

VIP II Asset Manager           12.67314(1)        11.999629            -5.31%                54,932       2000
Portfolio - Q/NQ               11.575607          12.673141             9.48%                57,444       1999
                               10.209261          11.575607            13.38%                32,492       1998
                               10.000000          10.209261             2.09%                 9,263       1997(1)

VIP II Asset Manager:          13.476375          11.625620           -13.73%                25,683       2000
Growth Portfolio - Q/NQ        11.864403          13.476375            13.59%                23,461       1999
                               10.239737          11.864403            15.87%                27,444       1998
                               10.000000          10.239737             2.40%                 3,686       1997(1)


*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2000 was 4.97%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           15.610339           14.366179            -7.97%               254,589       2000
Portfolio -Q/NQ                12.747959           15.610339            22.45%               182,647       1999
                                9.951886           12.747959            28.10%               118,880       1998
                               10.000000            9.951886            -0.48%                10,284       1997(1)

VIP II Investment Grade        10.613518           11.634088             9.62%                55,274       2000
Bond Portfolio2 - Q/NQ         10.883913           10.613518            -2.48%                66,413       1999
                               10.146469           10.883913             7.27%                10,876       1998
                               10.000000           10.146469             1.46%                     0       1997

VIP II Index 500               15.516650           13.870024           -10.61%               203,665       2000
Portfolio - Q/NQ               13.065126           15.516650            18.76%               174,367       1999
                               10.330898           13.065126            26.47%                91,737       1998
                               10.000000           10.330898             3.31%                 3,705       1997(1)

VIP III Balanced               12.270926           11.574021            -5.68%                61,102       2000
Portfolio  - Q/NQ              11.909803           12.270926             3.03%               102,797       1999
                               10.272783           11.909803            15.94%                70,479       1998
                               10.000000           10.272783             2.73%                 8,383       1997

VIP III Growth & Income        14.295582           13.579820            -5.01%               154,167       2000
Portfolio - Q/NQ               13.287693           14.295582             7.59%               153,521       1999
                               10.404380           13.287693            27.71%               117,575       1998
                               10.000000           10.404380             4.04%                 6,119       1997(1)

VIP III Growth                 13.114680           10.719454           -18.26%               328,826       2000
Opportunities Portfolio
- Q/NQ                         12.762442           13.114680             2.76%               464,485       1999
                               10.392122           12.762442            22.81%               341,678       1998
                               10.000000           10.392122             3.92%                39,914       1997


(1) These underlying mutual funds were added to the variable account on January 20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.

(2) On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:
     i) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity
        High Yield Fund;
    ii) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;
   iii) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and
    iv) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.


                                OPTIONAL 5% ENHANCED DEATH BENEFIT ELECTED
            (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income             11.900112           12.709684              6.80%                68,914       2000
Portfolio - Q/NQ              11.362118           11.900112              4.73%                59,406       1999
                              10.333567           11.362118              9.95%                54,381       1998
                              10.000000           10.333567              3.34%                 4,862       1997(1)

VIP Growth Portfolio -        18.646776           16.351497            -12.31%                75,389       2000
Q/NQ                          13.773906           18.646776             35.38%                68,415       1999
                              10.024687           13.773906             37.40%                42,192       1998
                              10.000000           10.024687              0.25%                 2,478       1997(1)

VIP High Income               10.164929            7.762794            -23.63%                64,359       2000
Portfolio(2) - Q/NQ            9.541553           10.164929              6.53%                67,174       1999
                              10.125138            9.541553             -5.76%                46,036       1998
                              10.000000           10.125138              1.25%                 6,537       1997

VIP Money Market              10.832134           11.346346              4.75%                37,534       2000
Portfolio(2),* - Q/NQ         10.456715           10.832134              3.59%                49,021       1999
                              10.065929           10.456715              3.88%                71,766       1998
                              10.000000           10.065929              0.66%                     0       1997

VIP Overseas Portfolio2       15.436822           12.300620            -20.32%                24,233       2000
- Q/NQ                        10.987826           15.436822             40.49%                15,948       1999
                               9.893604           10.987826             11.06%                 9,431       1998
                              10.000000            9.893604             -1.06%                 3,738       1997

VIP II Asset Manager          12.659254           11.980443             -5.36%                16,047       2000
Portfolio - Q/NQ              11.568800           12.659254              9.43%                16,139       1999
                              10.208441           11.568800             13.33%                10,642       1998
                              10.000000           10.208441              2.09%                     0       1997(1)

VIP II Asset Manager:         13.461613           11.607029            -13.78%                 9,392       2000
Growth Portfolio - Q/NQ       11.857417           13.461613             13.53%                 9,917       1999
                              10.238907           11.857417             15.81%                 6,520       1998
                              10.000000           10.238907              2.39%                 1,231       1997(1)

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2000 was 4.92%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS   YEAR
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)          15.593260           14.343222             -8.02%                42,232       2000
Portfolio -Q/NQ               12.740463           15.593260             22.39%                35,989       1999
                               9.951081           12.740463             28.03%                21,842       1998
                              10.000000            9.951081             -0.49%                 4,703       1997(1)

VIP II Investment Grade       10.601902           11.615489              9.56%                29,771       2000
Bond Portfolio2 - Q/NQ        10.877515           10.601902             -2.53%                18,814       1999
                              10.145651           10.877515              7.21%                 6,850       1998
                              10.000000           10.145651              1.46%                 4,398       1997

VIP II Index 500              15.499687           13.847864            -10.66%                73,250       2000
Portfolio - Q/NQ              13.057468           15.499687             18.70%                59,044       1999
                              10.330070           13.057468             26.40%                27,002       1998
                              10.000000           10.330070              3.30%                 1,768       1997(1)

VIP III Balanced              12.257491           11.555522             -5.73%                23,036       2000
Portfolio  - Q/NQ             11.902806           12.257491              2.98%                22,552       1999
                              10.271954           11.902806             15.88%                 8,804       1998
                              10.000000           10.271954              2.72%                 1,363       1997

VIP III Growth & Income       14.279936           13.558120             -5.05%                41,235       2000
Portfolio - Q/NQ              13.279886           14.279936              7.53%                41,588       1999
                              10.403545           13.279886             27.65%                 9,027       1998
                              10.000000           10.403545              4.04%                 3,430       1997(1)

VIP III Growth                13.100322           10.702308            -18.31%               147,881       2000
Opportunities Portfolio
- Q/NQ                        12.754941           13.100322              2.71%               161,121       1999
                              10.391285           12.754941             22.75%               118,332       1998
                              10.000000           10.391285              3.91%                 8,780       1997


(1) These underlying mutual funds were added to the variable account on January 20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.
(2) On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:
     i) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity
        High Yield Fund;
    ii) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;
   iii) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and
    iv) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.

                      SUPPLEMENT DATED FEBRUARY 14, 2002 TO

            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

1. The separate account through which the contracts are issued has changed names. All references in the Statement of Additional Information to "Nationwide Fidelity Advisor Variable Account" are changed to "Nationwide Variable Account-7."
2. The "Underwriters" provision is amended to read as follows: The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999, and 1998, no underwriting commissions were paid by Nationwide to NISC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43216, or calling 1-800-494-1132, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                      PAGE
General Information and History.........................................1
Services................................................................1
Purchase of Securities Being Offered....................................2
Underwriters............................................................2
Calculation of Performance..............................................2
Annuity Payments........................................................3
Financial Statements....................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES
Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and the Nationwide Fidelity Advisor Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. During fiscal year ending December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to Fidelity.

CALCULATION OF PERFORMANCE

Any current yield quotations of the VIP Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. For period ending December 31, 2000, the VIP Money Market Portfolio's seven-day current unit value yield was 4.87%. The VIP Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. For the period ending December 31, 2000, the seven-day effective yield was 4.99%.

The VIP Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates and the fund's expenses. Although the VIP Money Market Portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the VIP Money Market Portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the VIP Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2000 (1.55%), except for premium taxes, which may be imposed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (1.40%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (1.40%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Fidelity Advisor Variable Account:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       2,587,209 shares (cost $62,678,714) .................................................................          $   66,025,568
     Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
       3,788,121 shares (cost $176,336,840) ................................................................             165,351,472
     Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
       9,799,762 shares (cost $103,970,442) ................................................................              80,162,053
     Fidelity VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
       64,297,585 shares (cost $64,297,585) ................................................................              64,297,585
     Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       3,991,908 shares (cost $84,762,473) .................................................................              79,798,235
     Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       1,063,743 shares (cost $18,056,907) .................................................................              17,019,894
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
       891,744 shares (cost $14,337,547) ...................................................................              12,850,032
     Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
       5,436,126 shares (cost $123,711,583) ................................................................             129,053,634
     Fidelity VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
       1,227,862 shares (cost $177,743,228) ................................................................             183,602,276
     Fidelity VIP-II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
       5,675,253 shares (cost $69,420,108) .................................................................              71,451,435
     Fidelity VIP-III - Balanced Portfolio: Initial Class (FidVIPBal)
       7,528,620 shares (cost $96,745,156) .................................................................             108,788,563
     Fidelity VIP-III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
       4,063,724 shares (cost $59,619,919) .................................................................              62,012,428
     Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       22,869,460 shares (cost $394,726,266) ...............................................................             405,704,219
     Fidelity VIP-III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
       148,259 shares (cost $2,796,091) ....................................................................               3,002,244
     Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       1,834,348 shares (cost $44,869,661) .................................................................              46,684,167
     Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
       2,586,390 shares (cost $121,798,852) ................................................................             112,507,943
     Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
       3,704,277 shares (cost $40,752,370) .................................................................              30,189,855
     Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       1,226,538 shares (cost $28,723,579) .................................................................              24,457,169
     Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
       742,265 shares (cost $12,669,637) ...................................................................              11,809,430

     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
       604,936 shares (cost $9,879,917) ....................................................................               8,656,627
     Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
       2,805,734 shares (cost $70,187,003) .................................................................              66,411,726
     Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
       1,775,162 shares (cost $27,356,389) .................................................................              25,544,586
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
       64,130 shares (cost $594,773) .......................................................................                 547,667
     Fidelity VIP-III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
       4,166,085 shares (cost $66,030,678) .................................................................              63,282,824
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       4,839,685 shares (cost $104,643,191) ................................................................              85,662,424
     Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
       1,386,777 shares (cost $26,443,012) .................................................................              28,040,622
     Fidelity VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
       295,866 shares (cost $7,151,636) ....................................................................               7,517,967
     Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
       614,272 shares (cost $29,954,976) ...................................................................              26,677,842
     Fidelity VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
       526,589 shares (cost $4,889,644) ....................................................................               4,281,170
     Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
       398,011 shares (cost $8,741,796) ....................................................................               7,920,423
     Fidelity VIP-II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
       197,701 shares (cost $3,238,679) ....................................................................               3,141,466
     Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
       210,813 shares (cost $3,284,291) ....................................................................               3,012,524
     Fidelity VIP-II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
       600,600 shares (cost $14,754,580) ...................................................................              14,198,194
     Fidelity VIP-III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
       303,806 shares (cost $4,509,121) ....................................................................               4,365,696
     Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
       140,656 shares (cost $1,261,413) ....................................................................               1,201,202
     Fidelity VIP-III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
       757,836 shares (cost $11,748,326) ...................................................................              11,496,378
     Fidelity VIP-III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
       537,292 shares (cost $10,582,079) ...................................................................               9,499,318
     Fidelity VIP-III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
       690,078 shares (cost $13,281,306) ...................................................................              13,939,566
                                                                                                                      --------------
          Total investments ................................................................................           2,060,166,424
   Accounts receivable .....................................................................................                 --
                                                                                                                      --------------
          Total assets .....................................................................................           2,060,166,424
ACCOUNTS PAYABLE ...........................................................................................                 108,927
                                                                                                                      --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................          $2,060,057,497
                                                                                                                      ==============


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                                EQUITY-                        HIGH           MONEY
                                                                INCOME         GROWTH         INCOME         MARKET
                                                 TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             -------------    -----------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $  44,143,793      1,188,897        162,509      8,858,707       4,138,530
  Mortality and expense risk charges
    (note 2) .............................     (28,614,225)      (904,978)    (2,521,367)    (1,528,591)       (885,994)
                                             -------------    -----------    -----------    -----------    ------------
    Net investment activity ..............      15,529,568        283,919     (2,358,858)     7,330,116       3,252,536
                                             -------------    -----------    -----------    -----------    ------------

  Proceeds from mutual funds shares sold .     654,001,395     16,853,842     14,336,700     64,191,426     136,836,092
  Cost of mutual fund shares sold ........    (557,968,791)   (16,035,764)   (10,846,706)   (80,842,754)   (136,836,092)
                                             -------------    -----------    -----------    -----------    ------------
    Realized gain (loss) on investments ..      96,032,604        818,078      3,489,994    (16,651,328)             --
  Change in unrealized gain (loss)
    on investments .......................    (518,333,773)    (1,805,885)   (41,996,672)   (16,532,326)             --
                                             -------------    -----------    -----------    -----------    ------------
    Net gain (loss) on investments .......    (422,301,169)      (987,807)   (38,506,678)   (33,183,654)             --
                                             -------------    -----------    -----------    -----------    ------------
  Reinvested capital gains ...............     136,402,272      4,479,099     16,169,656             --              --
                                             -------------    -----------    -----------    -----------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(270,369,329)     3,775,211    (24,695,880)   (25,853,538)      3,252,536
                                             =============    ===========    ===========    ===========    ============


                                                                            ASSET
                                                               ASSET       MANAGER:
                                               OVERSEAS       MANAGER       GROWTH
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................     1,465,915       628,850       309,267
  Mortality and expense risk charges
    (note 2) .............................    (1,395,283)     (262,955)     (207,866)
                                             -----------    ----------    ----------
    Net investment activity ..............        70,632       365,895       101,401
                                             -----------    ----------    ----------

  Proceeds from mutual funds shares sold .    26,317,332     4,967,002     3,896,081
  Cost of mutual fund shares sold ........   (21,185,276)   (5,232,299)   (3,732,052)
                                             -----------    ----------    ----------
    Realized gain (loss) on investments ..     5,132,056      (265,297)      164,029
  Change in unrealized gain (loss)
    on investments .......................   (36,149,758)   (2,548,333)   (3,642,384)
                                             -----------    ----------    ----------
    Net gain (loss) on investments .......   (31,017,702)   (2,813,630)   (3,478,355)
                                             -----------    ----------    ----------
  Reinvested capital gains ...............     9,231,304     1,481,527     1,253,786
                                             -----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (21,715,766)     (966,208)   (2,123,168)
                                             ===========    ==========    ==========


                                                                             INVESTMENT                     GROWTH
                                              CONTRAFUND      INDEX 500      GRADE BOND     BALANCED       & INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ------------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    458,572      1,800,685      4,438,684      4,428,912        795,542
  Mortality and expense risk charges
    (note 2) .............................     (1,935,178)    (2,261,888)      (806,160)    (1,791,447)      (934,705)
                                             ------------    -----------    -----------    -----------    -----------
  Net investment activity ................     (1,476,606)      (461,203)     3,632,524      2,637,465       (139,163)
                                             ------------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .     12,795,843     20,914,124     17,186,420     40,168,980     15,367,192
  Cost of mutual fund shares sold ........     (8,304,148)   (13,887,378)   (17,354,041)   (29,869,413)   (11,251,611)
                                             ------------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..      4,491,695      7,026,746       (167,621)    10,299,567      4,115,581
  Change in unrealized gain (loss)
    on investments .......................    (30,864,699)   (27,940,443)     2,694,015    (23,983,666)   (12,661,512)
                                             ------------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......    (26,373,004)   (20,913,697)     2,526,394    (13,684,099)    (8,545,931)
                                             ------------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...............     16,646,176        787,126             --      3,690,760      5,191,956
                                             ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   $(11,203,434)   (20,587,774)     6,158,918     (7,355,874)    (3,493,138)
                                             ============    ===========    ===========    ===========    ===========


                                                 GROWTH                   EQUITY-INCOME
                                              OPPORTUNITIES    MID CAP      PORTFOLIO:
                                                PORTFOLIO     PORTFOLIO   SERVICE CLASS
                                              -------------   ---------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................        8,086,703      11,806        673,911
  Mortality and expense risk charges
    (note 2) .............................       (7,497,700)    (24,515)      (421,370)
                                               ------------    --------    -----------
  Net investment activity ................          589,003     (12,709)       252,541
                                               ------------    --------    -----------

  Proceeds from mutual funds shares sold .      206,123,580     543,538      9,668,377
  Cost of mutual fund shares sold ........     (131,557,871)   (407,915)   (10,230,941)
                                               ------------    --------    -----------
    Realized gain (loss) on investments ..       74,565,709     135,623       (562,564)
  Change in unrealized gain (loss)
    on investments .......................     (219,584,853)    168,916        988,349
                                               ------------    --------    -----------
    Net gain (loss) on investments .......     (145,019,144)    304,539        425,785
                                               ------------    --------    -----------
  Reinvested capital gains ...............       41,011,135       1,834      2,599,370
                                               ------------    --------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (103,419,006)    293,664      3,277,696
                                               ============    ========    ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                                                                                              ASSET
                                                                                                 ASSET       MANAGER
                                                     GROWTH      HIGH INCOME    OVERSEAS        MANAGER      GROWTH
                                                   PORTFOLIO:     PORTFOLIO:    PORTFOLIO:     PORTFOLIO:   PORTFOLIO:
                                                    SERVICE        SERVICE       SERVICE        SERVICE      SERVICE
                                                     CLASS          CLASS         CLASS          CLASS        CLASS
                                                 ------------    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $     92,922      2,709,270       305,314       360,044       168,731
  Mortality and expense risk charges
    (note 2) .................................     (1,196,291)      (381,261)     (269,432)     (118,472)      (89,442)
                                                 ------------    -----------    ----------    ----------    ----------
    Net investment activity ..................     (1,103,369)     2,328,009        35,882       241,572        79,289
                                                 ------------    -----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....      5,382,874      6,765,632     8,803,958     1,909,318     1,367,281
  Cost of mutual fund shares sold ............     (4,058,886)    (9,121,726)   (7,794,252)   (1,970,843)   (1,328,132)
                                                 ------------    -----------    ----------    ----------    ----------
  Realized gain (loss) on investments ........      1,323,988     (2,356,094)    1,009,706       (61,525)       39,149
  Change in unrealized gain (loss)
    on investments ...........................    (27,516,465)    (9,694,123)   (8,920,436)   (1,654,223)   (2,075,581)
                                                 ------------    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ...........    (26,192,477)   (12,050,217)   (7,910,730)   (1,715,748)   (2,036,432)
                                                 ------------    -----------    ----------    ----------    ----------
  Reinvested capital gains ...................     11,094,915             --     1,976,060       862,863       703,046
                                                 ------------    -----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations   $(16,200,931)    (9,722,208)   (5,898,788)     (611,313)   (1,254,097)
                                                 ============    ===========    ==========    ==========    ==========


                                                                              DYNANIC
                                                                              CAPITAL
                                                 CONTRAFUND     BALANCED      APPRECI-
                                                  PORTFOLIO:    PORTFOLIO:     ATION:
                                                   SERVICE       SERVICE      SERVICE
                                                    CLASS         CLASS        CLASS
                                                 -----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................       207,533       787,716          --
  Mortality and expense risk charges
    (note 2) .................................      (669,276)     (262,088)       (862)
                                                 -----------    ----------    --------
    Net investment activity ..................      (461,743)      525,628        (862)
                                                 -----------    ----------    --------

  Proceeds from mutual funds shares sold .....     5,350,385     3,289,433     583,157
  Cost of mutual fund shares sold ............    (4,619,915)   (3,361,312)   (602,716)
                                                 -----------    ----------    --------
    Realized gain (loss) on investments ......       730,470       (71,879)    (19,559)
  Change in unrealized gain (loss)
    on investments ...........................   (13,197,734)   (2,548,359)    (47,105)
                                                 -----------    ----------    --------
    Net gain (loss) on investments ...........   (12,467,264)   (2,620,238)    (66,664)
                                                 -----------    ----------    --------
  Reinvested capital gains ...................     7,533,464       670,396          --
                                                 -----------    ----------    --------
    Net increase (decrease) in contract
      owners' equity resulting from operations    (5,395,543)   (1,424,214)    (67,526)
                                                 ===========    ==========    ========


                                                 GROWTH         GROWTH                      EQUITY-                    HIGH
                                                & INCOME     OPPORTUNITIES     MID CAP      INCOME        GROWTH      INCOME
                                                PORTFOLIO:     PORTFOLIO:     PORTFOLIO:   PORTFOLIO:    PORTFOLIO:  PORTFOLIO:
                                                 SERVICE        SERVICE        SERVICE      SERVICE       SERVICE     SERVICE
                                                  CLASS          CLASS          CLASS       CLASS 2       CLASS 2     CLASS 2
                                                ----------     ----------     ----------   ----------    ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................   $   681,847      1,244,462         97,652          --            --          --
  Mortality and expense risk charges
    (note 2) ...............................      (636,670)      (993,048)      (198,346)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net investment activity ................        45,177        251,414       (100,694)    (23,551)     (109,590)    (16,051)
                                               -----------    -----------    -----------    --------    ----------    --------

  Proceeds from mutual funds shares sold ...     5,809,806     11,986,180     10,721,509     284,708         3,648       6,010
  Cost of mutual fund shares sold ..........    (5,304,980)   (12,044,548)    (8,310,704)   (270,856)       (3,528)     (7,367)
                                               -----------    -----------    -----------    --------    ----------    --------
    Realized gain (loss) on investments ....       504,826        (58,368)     2,410,805      13,852           120      (1,357)
  Change in unrealized gain (loss)
    on investments .........................    (7,738,050)   (25,908,804)       972,458     366,331    (3,277,134)   (608,473)
                                               -----------    -----------    -----------    --------    ----------    --------
    Net gain (loss) on investments .........    (7,233,224)   (25,967,172)     3,383,263     380,183    (3,277,014)   (609,830)
                                               -----------    -----------    -----------    --------    ----------    --------
  Reinvested capital gains .................     4,449,952      6,544,946         22,901          --            --          --
                                               -----------    -----------    -----------    --------    ----------    --------
    Net increase (decrease) in contract
        owners' equity resulting from
          operations                           $(2,738,095)   (19,170,812)     3,305,470     356,632    (3,386,604)   (625,881)
                                               ===========    ===========    ===========    ========    ==========    ========


                                                             ASSET
                                                OVERSEAS    MANAGER
                                               PORTFOLIO:  PORTFOLIO:
                                                SERVICE     SERVICE
                                                CLASS 2     CLASS 2
                                               ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................          --          --
  Mortality and expense risk charges
    (note 2) ...............................     (35,191)    (11,669)
                                                --------    --------
    Net investment activity ................     (35,191)    (11,669)
                                                --------    --------

  Proceeds from mutual funds shares sold ...     774,104      66,633
  Cost of mutual fund shares sold ..........    (826,529)    (65,273)
                                                --------    --------
    Realized gain (loss) on investments ....     (52,425)      1,360
  Change in unrealized gain (loss)
    on investments .........................    (821,373)    (97,213)
                                                --------    --------
    Net gain (loss) on investments .........    (873,798)    (95,853)
                                                --------    --------
  Reinvested capital gains .................          --          --
                                                --------    --------
    Net increase (decrease) in contract
      owners' equity resulting from
        operations                              (908,989)   (107,522)
                                                ========    ========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                       ASSET MANAGER                              DYNAMIC       GROWTH        GROWTH
                                          GROWTH       CONTRAFUND    BALANCED     CAPITAL      & INCOME    OPPORTUNITIES   MID CAP
                                        PORTFOLIO:     PORTFOLIO:   PORTFOLIO:  APPRECIATION:  PORTFOLIO:    PORTFOLIO:   PORTFOLIO:
                                         SERVICE        SERVICE      SERVICE      SERVICE       SERVICE       SERVICE      SERVICE
                                         CLASS 2        CLASS 2      CLASS 2      CLASS 2       CLASS 2       CLASS 2      CLASS 2
                                         -------        -------      -------      -------       -------       -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $      --            --           --           --            --             --      40,812
  Mortality and expense
    risk charges (note 2) ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)    (50,130)
                                        --------      --------     --------      -------      --------     ----------     -------
  Net investment activity ...........    (11,664)      (56,047)     (16,082)      (1,692)      (47,549)       (39,824)     (9,318)
                                        --------      --------     --------      -------      --------     ----------     -------

Proceeds from mutual
  funds shares sold .................    239,417       355,525       15,025        2,154        15,407             59     102,643
Cost of mutual fund shares sold .....   (233,196)     (350,782)     (14,709)      (2,230)      (14,551)           (58)    (87,437)
                                        --------      --------     --------      -------      --------     ----------     -------
  Realized gain (loss) on investments      6,221         4,743          316          (76)          856              1      15,206
Change in unrealized gain (loss)
  on investments ....................   (271,767)     (556,386)    (143,425)     (60,211)     (251,948)    (1,082,761)    658,260
                                        --------      --------     --------      -------      --------     ----------     -------
  Net gain (loss) on investments ....   (265,546)     (551,643)    (143,109)     (60,287)     (251,092)    (1,082,760)    673,466
                                        --------      --------     --------      -------      --------     ----------     -------
Reinvested capital gains ............         --            --           --           --            --             --          --
                                        --------      --------     --------      -------      --------     ----------     -------
  Net increase (decrease) in
    contract owners' equity resulting
      from operations ...............  $(277,210)     (607,690)    (159,191)     (61,979)     (298,641)    (1,122,584)    664,148
                                       =========      ========     ========      =======      ========     ==========     =======

See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 TOTAL                      EQUITY-INCOME PORTFOLIO
                                                 -----                      -----------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    15,529,568        12,724,446           283,919           (33,336)
  Realized gain (loss)
    on investments ..........         96,032,604        67,314,046           818,078         1,629,951
  Change in unrealized
    gain (loss)
    on investments ..........       (518,333,773)       69,194,861        (1,805,885)         (708,537)
  Reinvested capital gains ..        136,402,272        42,261,919         4,479,099         2,195,110
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......       (270,369,329)      191,495,272         3,775,211         3,083,188
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....        354,556,600       504,325,224         2,479,768         9,900,333
  Transfers between funds ...                 --                --        (4,821,976)         (618,361)
  Redemptions ...............       (338,128,885)     (190,416,697)       (9,781,742)       (4,720,663)
  Annuity benefits ..........           (155,021)          (85,693)          (15,734)           (1,431)
  Annual contract maintenance
    charges (note 2) ........           (171,557)         (158,183)           (6,051)           (5,876)
  Contingent deferred sales
    charges (note 2) ........         (6,898,752)       (3,988,925)         (224,625)         (100,888)
  Adjustments to maintain
    reserves ................           (264,592)            5,308             2,211               722
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions          8,937,793       309,681,034       (12,368,149)        4,453,836
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............       (261,431,536)      501,176,306        (8,592,938)        7,537,024
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......      2,321,489,033     1,820,312,727        74,620,680        67,083,656
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $ 2,060,057,497     2,321,489,033        66,027,742        74,620,680
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........      138,537,928       111,765,581         5,321,389         5,007,234
                               ---------------   ---------------   ---------------   ---------------
  Units purchased ...........       66,251,996        69,326,758           842,631         1,316,647
  Units redeemed ............      (60,410,432)      (42,554,411)       (1,756,270)       (1,002,492)
                               ---------------   ---------------   ---------------   ---------------
  Ending units ..............      144,379,492       138,537,928         4,407,750         5,321,389
                               ===============   ===============   ===============   ===============

                                            GROWTH PORTFOLIO                 HIGH INCOME PORTFOLIO
                                            ----------------                 ---------------------
                                         2000              1999              2000              1999
                                         ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .....    $    (2,358,858)       (1,049,332)        7,330,116        12,054,858
  Realized gain (loss)
    on investments ..........          3,489,994         2,110,260       (16,651,328)       (3,166,660)
  Change in unrealized
    gain (loss)
    on investments ..........        (41,996,672)       20,166,961       (16,532,326)          767,153
  Reinvested capital gains ..         16,169,656         6,499,195                --           529,779
                                 ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations .......        (24,695,880)       27,727,084       (25,853,538)       10,185,130
                                 ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ....         11,634,702        16,137,604         2,429,272         9,395,187
  Transfers between funds ...         84,349,689        33,381,036       (17,671,048)      (15,621,078)
  Redemptions ...............        (32,328,777)       (6,117,319)      (21,971,391)      (14,372,343)
  Annuity benefits ..........                 --                --            (5,311)           (4,954)
  Annual contract maintenance
    charges (note 2) ........            (16,093)           (6,152)           (8,244)           (9,612)
  Contingent deferred sales
    charges (note 2) ........           (617,824)         (161,209)         (467,855)         (279,317)
  Adjustments to maintain
    reserves ................            (16,518)            1,147           (45,354)            1,314
                                 ---------------   ---------------   ---------------   ---------------

      Net equity transactions         63,005,179        43,235,107       (37,739,920)      (20,890,803)
                                 ---------------   ---------------   ---------------   ---------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............         38,309,299        70,962,191       (63,593,469)      (10,705,673)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .......        127,025,604        56,063,413       143,714,163       154,419,836
                                 ---------------   ---------------   ---------------   ---------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .............    $   165,334,903       127,025,604        80,120,694       143,714,163
                                 ===============   ===============   ===============   ===============


CHANGES IN UNITS:
  Beginning units ...........        5,918,822         3,534,403        12,082,053        13,830,083
                                 -------------   ---------------   ---------------   ---------------
  Units purchased ...........        5,443,696         3,669,788         3,020,423         3,914,326
  Units redeemed ............       (2,589,636)       (1,285,369)       (6,285,636)       (5,662,356)
                                 -------------   ---------------   ---------------   ---------------
  Ending units ..............        8,772,882         5,918,822         8,816,840        12,082,053
                                 =============   ===============   ===============   ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               MONEY MARKET PORTFOLIO             OVERSEAS PORTFOLIO
                                               ----------------------             ------------------
                                                2000            1999             2000            1999
                                                ----            ----             ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $  3,252,536        2,715,058           70,632           62,745
  Realized gain (loss) on investments ..              --               --        5,132,056        2,680,630
  Change in unrealized gain (loss)
    on investments .....................              --               --      (36,149,758)      25,185,085
  Reinvested capital gains .............              --               --        9,231,304        1,957,670
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       3,252,536        2,715,058      (21,715,766)      29,886,130
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      18,348,561       26,511,672        2,823,214        3,262,244
  Transfers between funds ..............      (2,772,183)       9,240,481       13,043,401       (2,781,022)
  Redemptions ..........................     (32,477,735)     (22,510,342)     (17,057,441)      (6,667,363)
  Annuity benefits .....................          (8,449)              --           (3,605)              --
  Annual contract maintenance charges
    (note 2) ...........................          (3,680)          (3,937)          (9,923)          (7,815)
  Contingent deferred sales charges
    (note 2) ...........................        (729,823)        (532,748)        (300,990)        (122,323)
  Adjustments to maintain reserves .....          (6,282)           1,229          (24,702)           3,278
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........     (17,649,591)      12,706,355       (1,530,046)      (6,313,001)
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (14,397,055)      15,421,413      (23,245,812)      23,573,129
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      78,688,253       63,266,840      103,020,698       79,447,569
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 64,291,198       78,688,253       79,774,886      103,020,698
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       7,052,083        5,878,324        5,705,561        6,183,934
                                            ------------     ------------     ------------     ------------
  Units purchased ......................      13,713,107       14,787,108        2,499,790        1,368,735
  Units redeemed .......................     (15,264,028)     (13,613,349)      (2,664,631)      (1,847,108)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       5,501,162        7,052,083        5,540,720        5,705,561
                                            ============     ============     ============     ============

                                                                                      ASSET MANAGER:
                                                 ASSET MANAGER PORTFOLIO             GROWTH PORTFOLIO
                                                 -----------------------             ----------------
                                                  2000             1999            2000            1999
                                                  ----             ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ................    $    365,895          268,804          101,401          124,730
  Realized gain (loss) on investments ..        (265,297)         237,067          164,029          449,177
  Change in unrealized gain (loss)
    on investments .....................      (2,548,333)         530,833       (3,642,384)         769,030
  Reinvested capital gains .............       1,481,527          652,464        1,253,786          547,838
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................        (966,208)       1,689,168       (2,123,168)       1,890,775
                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................       1,124,231        2,953,233        1,249,039        1,761,923
  Transfers between funds ..............         477,978        1,397,881          909,872          266,037
  Redemptions ..........................      (3,292,871)      (1,361,279)      (2,844,678)      (1,359,200)
  Annuity benefits .....................         (21,857)         (20,740)              --               --
  Annual contract maintenance charges
    (note 2) ...........................          (1,571)          (1,232)          (1,465)          (1,216)
  Contingent deferred sales charges
    (note 2) ...........................         (68,400)         (16,832)         (69,667)         (33,461)
  Adjustments to maintain reserves .....          (3,462)            (227)          (5,277)            (402)
                                            ------------     ------------     ------------     ------------
      Net equity transactions ..........      (1,785,952)       2,950,804         (762,176)         633,681
                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (2,752,160)       4,639,972       (2,885,344)       2,524,456
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      19,808,954       15,168,982       15,748,525       13,224,069
                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $ 17,056,794       19,808,954       12,863,181       15,748,525
                                            ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ......................       1,371,570        1,147,137        1,005,749          960,123
                                            ------------     ------------     ------------     ------------
  Units purchased ......................         314,358          507,334          256,743          253,677
  Units redeemed .......................        (438,543)        (282,901)        (311,160)        (208,051)
                                            ------------     ------------     ------------     ------------
  Ending units .........................       1,247,385        1,371,570          951,332        1,005,749
                                            ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  CONTRAFUND PORTFOLIO                INDEX 500 PORTFOLIO
                                                  --------------------                -------------------
                                                 2000              1999              2000              1999
                                                 ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $  (1,476,606)       (1,012,288)         (461,203)         (725,514)
  Realized gain (loss) on investments .        4,491,695         2,792,679         7,026,746         2,272,729
  Change in unrealized gain (loss)
    on investments ....................      (30,864,699)       16,939,484       (27,940,443)       20,210,817
  Reinvested capital gains ............       16,646,176         3,142,250           787,126           539,621
                                           --------------    -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (11,203,434)       21,862,125       (20,587,774)       22,297,653
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        7,583,306        15,425,435        39,857,034        68,490,724
  Transfers between funds .............       27,738,783        12,598,577        14,551,568        11,972,027
  Redemptions .........................      (19,899,217)       (9,111,482)      (19,610,863)       (7,784,885)
  Annuity benefits ....................          (26,793)           (5,188)           (4,243)           (4,205)
  Annual contract maintenance charges
    (note 2) ..........................          (15,073)           (9,550)          (10,949)           (7,966)
  Contingent deferred sales charges
    (note 2) ..........................         (370,937)         (241,426)         (449,218)         (192,353)
  Adjustments to maintain reserves ....          (41,644)            1,500           (15,989)           10,932
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........       14,968,425        18,657,866        34,317,340        72,484,274
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        3,764,991        40,519,991        13,729,566        94,781,927
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      125,247,172        84,727,181       169,943,912        75,161,985
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 129,012,163       125,247,172       183,673,478       169,943,912
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,829,277         5,654,848        10,298,457         5,042,571
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,644,383         2,622,438         4,507,732         6,662,239
  Units redeemed ......................       (1,829,243)       (1,448,009)       (2,208,246)       (1,406,353)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        7,644,417         6,829,277        12,597,943        10,298,457
                                           =============     =============     =============     =============


                                                     INVESTMENT GRADE
                                                      BOND PORTFOLIO                    BALANCED PORTFOLIO
                                                      --------------                    ------------------
                                                  2000              1999              2000              1999
                                                  ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   3,632,524         1,427,711         2,637,465         1,525,651
  Realized gain (loss) on investments .         (167,621)          502,934        10,299,567         6,904,983
  Change in unrealized gain (loss)
    on investments ....................        2,694,015        (4,009,453)      (23,983,666)       (7,941,415)
  Reinvested capital gains ............               --           698,107         3,690,760         4,410,726
                                           -------------     -------------     -------------     -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        6,158,918        (1,380,701)       (7,355,874)        4,899,945
                                           -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       10,084,426        22,958,668         2,512,858         8,215,363
  Transfers between funds .............       (1,306,791)       (3,773,589)      (14,296,716)       (9,589,452)
  Redemptions .........................       (9,400,922)       (5,679,223)      (24,935,631)      (15,577,451)
  Annuity benefits ....................          (30,090)          (18,508)          (17,194)          (11,164)
  Annual contract maintenance charges
    (note 2) ..........................           (2,421)           (2,389)          (13,649)          (14,592)
  Contingent deferred sales charges
    (note 2) ..........................         (181,027)          (97,638)         (434,430)         (268,374)
  Adjustments to maintain reserves ....          (25,650)              668           (54,768)           (7,121)
                                           -------------     -------------     -------------     -------------
      Net equity transactions .........         (862,475)       13,387,989       (37,239,530)      (17,252,791)
                                           -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        5,296,443        12,007,288       (44,595,404)      (12,352,846)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       66,131,246        54,123,958       153,329,365       165,682,211
                                           -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  71,427,689        66,131,246       108,733,961       153,329,365
                                           =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................        6,002,358         4,742,602         8,763,241         9,752,781
                                           -------------     -------------     -------------     -------------
  Units purchased .....................        2,024,675         3,390,600           351,259           820,526
  Units redeemed ......................       (2,077,164)       (2,130,844)       (2,535,638)       (1,810,066)
                                           -------------     -------------     -------------     -------------
  Ending units ........................        5,949,869         6,002,358         6,578,862         8,763,241
                                           =============     =============     =============     =============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME               GROWTH OPPORTUNITIES
                                                    PORTFOLIO                        PORTFOLIO
                                                    ---------                        ---------
                                              2000             1999            2000             1999
                                              ----             ----            ----             ----
INVESTMENT ACTIVITY:
  Net investment income .............    $   (139,163)        (575,793)         589,003       (2,714,282)
  Realized gain (loss) on investments       4,115,581        2,247,460       74,565,709       47,864,364
  Change in unrealized gain (loss)
    on investments ..................     (12,661,512)       2,419,029     (219,584,853)     (39,675,231)
  Reinvested capital gains ..........       5,191,956          745,516       41,011,135       14,485,535
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....      (3,493,138)       4,836,212     (103,419,006)      19,960,386
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       4,483,404       12,202,803        9,595,853       35,348,699
  Transfers between funds ...........         (22,160)       5,105,328     (109,243,976)     (49,733,277)
  Redemptions .......................     (11,963,178)      (6,070,004)     (96,928,843)     (71,916,086)
  Annuity benefits ..................          (2,584)          (2,553)         (19,161)         (16,950)
  Annual contract maintenance charges
    (note 2) ........................          (7,336)          (4,794)         (73,025)         (82,987)
  Contingent deferred sales charges
    (note 2) ........................        (265,556)        (138,826)      (1,827,251)      (1,433,194)
  Adjustments to maintain reserves ..         (31,172)             (95)         (13,695)         (11,788)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .......      (7,808,582)      11,091,859     (198,510,098)     (87,845,583)
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY     (11,301,720)      15,928,071     (301,929,104)     (67,885,197)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................      73,283,008       57,354,937      707,620,034      775,505,231
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 61,981,288       73,283,008      405,690,930      707,620,034
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................       4,343,583        3,653,988       28,962,630       32,522,416
                                         ------------     ------------     ------------     ------------
  Units purchased ...................       1,057,534        1,647,555          955,551        2,540,617
  Units redeemed ....................      (1,532,860)        (957,960)      (9,598,509)      (6,100,403)
                                         ------------     ------------     ------------     ------------
  Ending units ......................       3,868,257        4,343,583       20,319,672       28,962,630
                                         ============     ============     ============     ============


                                                                                 EQUITY-INCOME PORTFOLIO:
                                                  MID CAP PORTFOLIO                   SERVICE CLASS
                                                  -----------------                   -------------
                                                2000             1999             2000             1999
                                                ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    (12,709)            (672)         252,541            7,758
  Realized gain (loss) on investments         135,623              133         (562,564)          21,235
  Change in unrealized gain (loss)
    on investments ....................       168,916           37,237          988,349          140,395
  Reinvested capital gains ............         1,834            1,264        2,599,370          659,443
                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       293,664           37,962        3,277,696          828,831
                                         ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       341,203           40,902        8,672,984       23,779,450
  Transfers between funds .............     2,307,533          182,565       (2,559,382)      (1,788,457)
  Redemptions .........................      (202,961)            (377)      (3,014,966)      (1,642,855)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................        (2,077)             (65)              --               --
  Contingent deferred sales charges
    (note 2) ..........................        (4,467)              (8)         (75,960)         (39,300)
  Adjustments to maintain reserves ....           (45)           8,682              441             (384)
                                         ------------     ------------     ------------     ------------
      Net equity transactions .........     2,439,186          231,699        3,023,117       20,308,454
                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       2,732,850          269,661        6,300,813       21,137,285
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       269,661               --       40,383,800       19,246,515
                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  3,002,511          269,661       46,684,613       40,383,800
                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................        18,465               --        3,572,262        1,789,453
                                         ------------     ------------     ------------     ------------
  Units purchased .....................       180,404           18,502        1,736,755        2,378,172
  Units redeemed ......................       (43,086)             (37)      (1,443,446)        (595,363)
                                         ------------     ------------     ------------     ------------
  Ending units ........................       155,783           18,465        3,865,571        3,572,262
                                         ============     ============     ============     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  GROWTH PORTFOLIO:                HIGH INCOME PORTFOLIO:
                                                    SERVICE CLASS                      SERVICE CLASS
                                                    -------------                      -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $  (1,103,369)         (428,098)        2,328,009         1,664,192
  Realized gain (loss) on investments .      1,323,988           333,769        (2,356,094)         (261,788)
  Change in unrealized gain (loss)
    on investments ....................    (27,516,465)       15,360,977        (9,694,123)          228,456
  Reinvested capital gains ............     11,094,915         2,548,095                --            73,278
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (16,200,931)       17,814,743        (9,722,208)        1,704,138
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     30,627,711        52,001,832         8,606,842        22,326,324
  Transfers between funds .............     13,349,656         5,978,794        (5,957,386)       (1,792,562)
  Redemptions .........................     (7,319,248)       (2,836,596)       (2,814,653)       (1,696,493)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................             --                --                --                --
  Contingent deferred sales charges
    (note 2) ..........................       (170,783)          (67,454)          (68,664)          (42,576)
  Adjustments to maintain reserves ....          1,564                20               465              (173)
                                         -------------     -------------     -------------     -------------
      Net equity transactions .........     36,488,900        55,076,596          (233,396)       18,794,520
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       20,287,969        72,891,339        (9,955,604)       20,498,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     92,221,505        19,330,166        40,145,880        19,647,222
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 112,509,474        92,221,505        30,190,276        40,145,880
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      5,140,107         1,457,519         4,070,554         2,131,865
                                         -------------     -------------     -------------     -------------
  Units purchased .....................      3,114,860         4,388,306         1,235,869         2,779,303
  Units redeemed ......................     (1,044,276)         (705,718)       (1,313,842)         (840,614)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      7,210,691         5,140,107         3,992,581         4,070,554
                                         =============     =============     =============     =============


                                                OVERSEAS PORTFOLIO:                ASSET MANAGER PORTFOLIO:
                                                   SERVICE CLASS                        SERVICE CLASS
                                                   -------------                        -------------
                                               2000              1999              2000              1999
                                               ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $      35,882            (1,888)          241,572            62,005
  Realized gain (loss) on investments .      1,009,706            53,698           (61,525)           36,353
  Change in unrealized gain (loss)
    on investments ....................     (8,920,436)        4,550,431        (1,654,223)          567,272
  Reinvested capital gains ............      1,976,060           162,640           862,863           170,940
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (5,898,788)        4,764,881          (611,313)          836,570
                                         -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................    7,785,388         8,034,832         2,328,388         6,690,715
  Transfers between funds .............      3,663,168         2,565,902          (404,113)          249,737
  Redemptions .........................     (1,583,732)         (684,205)         (782,689)         (204,064)
  Annuity benefits ....................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ............................           --                --                --                --
  Contingent deferred sales charges
    (note 2) ............................      (32,994)          (21,432)          (11,066)           (1,268)
  Adjustments to maintain reserves ....           (349)              149               150               (65)
                                         -------------     -------------     -------------     -------------
      Net equity transactions ...........    9,831,481         9,895,246         1,130,670         6,735,055
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        3,932,693        14,660,127           519,357         7,571,625
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     20,524,132         5,864,005        11,290,214         3,718,589
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  24,456,825        20,524,132        11,809,571        11,290,214
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units .....................      1,375,611           554,075           926,711           335,134
                                         --------------     -------------     -------------     -------------
  Units purchased .....................      1,680,790         1,115,829           333,627           792,634
  Units redeemed ......................       (996,779)         (294,293)         (237,649)         (201,057)
                                         -------------     -------------     -------------     -------------
  Ending units ........................      2,059,622         1,375,611         1,022,689           926,711
                                         =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  ASSET MANAGER:              CONTRAFUND PORTFOLIO:
                                          GROWTH PORTFOLIO: SERVICE CLASS         SERVICE CLASS
                                          -------------------------------         -------------
                                              2000            1999            2000            1999
                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $    79,289          17,114        (461,743)       (233,020)
  Realized gain (loss) on investments .       39,149          40,158         730,470         204,923
  Change in unrealized gain (loss)
    on investments ....................   (2,075,581)        648,775     (13,197,734)      7,493,236
  Reinvested capital gains ............      703,046         113,492       7,533,464         590,393
                                         -----------     -----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (1,254,097)        819,539      (5,395,543)      8,055,532
                                         -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    2,287,025       5,004,654      16,583,122      32,606,438
  Transfers between funds .............      389,863         (34,469)      2,648,487       2,642,289
  Redemptions .........................     (783,222)       (248,840)     (3,589,508)     (1,829,360)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................      (21,250)           (857)       (105,386)        (33,171)
  Adjustments to maintain reserves ....           40             (58)            272            (232)
                                         -----------     -----------     -----------     -----------
      Net equity transactions .........    1,872,456       4,720,430      15,536,987      33,385,964
                                         -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        618,359       5,539,969      10,141,444      41,441,496
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    8,038,316       2,498,347      56,270,545      14,829,049
                                         -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 8,656,675       8,038,316      66,411,989      56,270,545
                                         ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units .....................      626,500         221,587       3,671,713       1,182,940
                                         -----------     -----------     -----------     -----------
  Units purchased .....................      312,449         480,827       1,908,032       2,897,947
  Units redeemed ......................     (158,141)        (75,914)       (846,860)       (409,174)
                                         -----------     -----------     -----------     -----------
  Ending units ........................      780,808         626,500       4,732,885       3,671,713
                                         ===========     ===========     ===========     ===========


                                              BALANCED PORTFOLIO:     DYNAMIC CAPITAL APPRECIATION
                                                 SERVICE CLASS               SERVICE CLASS
                                                 -------------               -------------
                                              2000            1999            2000       1999
                                              ----            ----            ----       ----
INVESTMENT ACTIVITY:
  Net investment income ...............  $   525,628          80,065            (862)      --
  Realized gain (loss) on investments .      (71,879)         21,246         (19,559)      --
  Change in unrealized gain (loss)
    on investments ....................   (2,548,359)        186,954         (47,105)      --
  Reinvested capital gains ............      670,396         302,507              --       --
                                         -----------     -----------     -----------     ----
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................   (1,424,214)        590,772         (67,526)      --
                                         -----------     -----------     -----------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    5,650,356      18,024,696          42,146       --
  Transfers between funds .............   (3,486,496)       (317,408)        576,288       --
  Redemptions .........................   (1,766,264)     (1,210,011)         (1,893)      --
  Annuity benefits ....................           --              --              --       --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --       --
  Contingent deferred sales charges
    (note 2) ..........................      (45,377)        (20,126)             --       --
  Adjustments to maintain reserves ....           61              14          (1,348)      --
                                         -----------     -----------     -----------     ----
      Net equity transactions .........      352,280      16,477,165         615,193       --
                                         -----------     -----------     -----------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY     (1,071,934)     17,067,937         547,667       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   26,616,726       9,548,789              --       --
                                         -----------     -----------     -----------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $25,544,792      26,616,726         547,667       --
                                         ===========     ===========     ===========     ====


CHANGES IN UNITS:
  Beginning units .....................    2,274,717         842,206              --       --
                                         -----------     -----------     -----------     ----
  Units purchased .....................      619,852       1,658,268          65,531       --
  Units redeemed ......................     (582,312)       (225,757)         (2,701)      --
                                         -----------     -----------     -----------     ----
  Ending units ........................    2,312,257       2,274,717          62,830       --
                                         ===========     ===========     ===========     ====

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               GROWTH & INCOME PORTFOLIO:        GROWTH OPPORTUNITIES
                                                     SERVICE CLASS                   SERVICE CLASS
                                                     -------------                   -------------
                                                 2000             1999             2000             1999
                                                 ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $     45,177         (244,796)         251,414         (259,038)
  Realized gain (loss) on investments .         504,826          121,561          (58,368)         172,476
  Change in unrealized gain (loss)
    on investments ....................      (7,738,050)       2,931,577      (25,908,804)       1,770,643
  Reinvested capital gains ............       4,449,952          263,087        6,544,946          946,847
                                           ------------     ------------     ------------     ------------
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................      (2,738,095)       3,071,429      (19,170,812)       2,630,928
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      15,395,920       38,417,327       22,976,314       62,971,895
  Transfers between funds .............      (3,922,403)       1,847,772      (16,139,480)      (3,133,553)
  Redemptions .........................      (4,372,942)      (2,606,487)      (6,057,107)      (4,193,116)
  Annuity benefits ....................              --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (126,043)         (42,609)        (158,673)        (101,294)
  Adjustments to maintain reserves ....           2,507             (819)           3,024           (2,952)
                                           ------------     ------------     ------------     ------------
      Net equity transactions .........       6,977,039       37,615,184          624,078       55,540,980
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       4,238,944       40,686,613      (18,546,734)      58,171,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      59,046,396       18,359,783      104,212,302       46,040,394
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 63,285,340       59,046,396       85,665,568      104,212,302
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................       4,429,384        1,481,996        8,482,050        3,858,362
                                           ------------     ------------     ------------     ------------
  Units purchased .....................       1,763,192        3,378,085        2,432,533        5,641,616
  Units redeemed ......................      (1,176,582)        (430,697)      (2,361,115)      (1,017,928)
                                           ------------     ------------     ------------     ------------
  Ending units ........................       5,015,994        4,429,384        8,553,468        8,482,050
                                           ============     ============     ============     ============


                                                   MID CAP PORTFOLIO:         EQUITY-INCOME PORTFOLIO:
                                                     SERVICE CLASS                SERVICE CLASS 2
                                                     -------------                ---------------
                                                 2000             1999            2000        1999
                                                 ----             ----            ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (100,694)          (8,188)         (23,551)      --
  Realized gain (loss) on investments .       2,410,805           44,708           13,852       --
  Change in unrealized gain (loss)
    on investments ....................         972,458          625,152          366,331       --
  Reinvested capital gains ............          22,901           26,122               --       --
                                           ------------     ------------     ------------     ----
Net increase (decrease) in contract
  owners' equity resulting from
  operations ..........................       3,305,470          687,794          356,632       --
                                           ------------     ------------     ------------     ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       5,793,790        1,862,271        6,798,580       --
  Transfers between funds .............      16,011,152        1,754,802          520,310       --
  Redemptions .........................      (1,325,919)         (16,653)        (156,883)      --
  Annuity benefits ....................              --               --               --       --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --       --
  Contingent deferred sales charges
    (note 2) ..........................         (31,817)            (241)            (672)      --
  Adjustments to maintain reserves ....          10,618              (31)              68       --
                                           ------------     ------------     ------------     ----
      Net equity transactions .........      20,457,824        3,600,148        7,161,403       --
                                           ------------     ------------     ------------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      23,763,294        4,287,942        7,518,035       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,287,942               --               --       --
                                           ------------     ------------     ------------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 28,051,236        4,287,942        7,518,035       --
                                           ============     ============     ============     ====


CHANGES IN UNITS:
  Beginning units .....................         293,081               --               --       --
                                           ------------     ------------     ------------     ----
  Units purchased .....................       2,079,195          295,679          733,075       --
  Units redeemed ......................        (920,598)          (2,598)         (16,170)      --
                                           ------------     ------------     ------------     ----
  Ending units ........................       1,451,678          293,081          716,905       --
                                           ============     ============     ============     ====

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      GROWTH PORTFOLIO:                      HIGH INCOME PORTFOLIO:
                                                       SERVICE CLASS 2                          SERVICE CLASS 2
                                                       ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $   (109,590)                  --             (16,051)                  --
  Realized gain (loss) on investments                 120                   --              (1,357)                  --
  Change in unrealized gain (loss)
    on investments ..................          (3,277,134)                  --            (608,473)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................          (3,386,604)                  --            (625,881)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          30,025,053                   --           4,920,133                   --
  Transfers between funds ...........             604,786                   --              67,631                   --
  Redemptions .......................            (551,164)                  --             (79,932)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................             (14,228)                  --                (781)                  --
  Adjustments to maintain reserves ..                (356)                  --                (173)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......          30,064,091                   --           4,906,878                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          26,677,487                   --           4,280,997                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 26,677,487                   --           4,280,997                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................           2,887,520                   --             560,010                   --
  Units redeemed ....................             (51,129)                  --              (8,812)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................           2,836,391                   --             551,198                   --
                                             ============         ============        ============         ============


                                                    OVERSEAS PORTFOLIO:                    ASSET MANAGER PORTFOLIO:
                                                      SERVICE CLASS 2                          SERVICE CLASS 2
                                                      ---------------                          ---------------
                                                 2000                 1999                2000                 1999
                                                 ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income .............        $    (35,191)                  --             (11,669)                  --
  Realized gain (loss) on investments             (52,425)                  --               1,360                   --
  Change in unrealized gain (loss)
    on investments ..................            (821,373)                  --             (97,213)                  --
  Reinvested capital gains ..........                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................            (908,989)                  --            (107,522)                  --
                                             ------------         ------------        ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           8,747,641                   --           3,172,268                   --
  Transfers between funds ...........             187,299                   --              99,166                   --
  Redemptions .......................            (104,635)                  --             (21,257)                  --
  Annuity benefits ..................                  --                   --                  --                   --
  Annual contract maintenance charges
    (note 2) ........................                  --                   --                  --                   --
  Contingent deferred sales charges
    (note 2) ........................                (894)                  --              (1,189)                  --
  Adjustments to maintain reserves ..                (248)                  --                 (56)                  --
                                             ------------         ------------        ------------         ------------
      Net equity transactions .......           8,829,163                   --           3,248,932                   --
                                             ------------         ------------        ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           7,920,174                   --           3,141,410                   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $  7,920,174                   --           3,141,410                   --
                                             ============         ============        ============         ============


CHANGES IN UNITS:
  Beginning units ...................                  --                   --                  --                   --
                                             ------------         ------------        ------------         ------------
  Units purchased ...................             849,737                   --             324,969                   --
  Units redeemed ....................              (9,927)                  --              (2,149)                  --
                                             ------------         ------------        ------------         ------------
  Ending units ......................             839,810                   --             322,820                   --
                                             ============         ============        ============         ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    ASSET MANAGER: GROWTH                  CONTRAFUND PORTFOLIO:
                                                  PORTFOLIO: SERVICE CLASS 2                  SERVICE CLASS 2
                                                  --------------------------                  ---------------
                                                   2000                1999               2000                1999
                                                   ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (11,664)                 --            (56,047)                 --
  Realized gain (loss) on investments .              6,221                  --              4,743                  --
  Change in unrealized gain (loss)
    on investments ....................           (271,767)                 --           (556,386)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (277,210)                 --           (607,690)                 --
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          3,492,870                  --         14,965,096                  --
  Transfers between funds .............           (145,916)                 --            153,519                  --
  Redemptions .........................            (53,463)                 --           (305,803)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................             (3,758)                 --             (6,927)                 --
  Adjustments to maintain reserves ....                366                  --               (142)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          3,290,099                  --         14,805,743                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          3,012,889                  --         14,198,053                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 3,012,889                  --         14,198,053                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            337,955                  --          1,485,229                  --
  Units redeemed ......................             (5,019)                 --            (29,158)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            332,936                  --          1,456,071                  --
                                               ===========         ===========        ===========         ===========


                                                         BALANCED PORTFOLIO:               DYNAMIC CAPITAL APPRECIATION:
                                                           SERVICE CLASS 2                        SERVICE CLASS 2
                                                           ---------------                        ---------------
                                                      2000                1999               2000                1999
                                                      ----                ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............        $   (16,082)                 --             (1,692)                 --
  Realized gain (loss) on investments .                316                  --                (76)                 --
  Change in unrealized gain (loss)
    on investments ....................           (143,425)                 --            (60,211)                 --
  Reinvested capital gains ............                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................           (159,191)                 --            (61,979)
                                               -----------         -----------        -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          4,536,523                  --          1,124,703                  --
  Transfers between funds .............             43,814                  --            146,390                  --
  Redemptions .........................            (55,282)                 --             (7,913)                 --
  Annuity benefits ....................                 --                  --                 --                  --
  Annual contract maintenance charges
    (note 2) ..........................                 --                  --                 --                  --
  Contingent deferred sales charges
    (note 2) ..........................               (168)                 --                 --                  --
  Adjustments to maintain reserves ....                (54)                 --                (51)                 --
                                               -----------         -----------        -----------         -----------
      Net equity transactions .........          4,524,833                  --          1,263,129                  --
                                               -----------         -----------        -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          4,365,642                  --          1,201,150                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        $ 4,365,642                  --          1,201,150                  --
                                               ===========         ===========        ===========         ===========

CHANGES IN UNITS:
  Beginning units .....................                 --                  --                 --                  --
                                               -----------         -----------        -----------         -----------
  Units purchased .....................            470,836                  --            141,539                  --
  Units redeemed ......................             (5,601)                 --               (982)                 --
                                               -----------         -----------        -----------         -----------
  Ending units ........................            465,235                  --            140,557                  --
                                               ===========         ===========        ===========         ===========


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                 GROWTH & INCOME PORTFOLIO:    GROWTH OPPORTUNITIES              MID CAP PORTFOLIO:
                                                     SERVICE CLASS 2         PORTFOLIO: SERVICE CLASS 2           SERVICE CLASS 2
                                                     ---------------         --------------------------           ---------------
                                                  2000            1999          2000             1999          2000            1999
                                                  ----            ----          ----             ----          ----            ----
INVESTMENT ACTIVITY:
  Net investment income .................... $    (47,549)         --           (39,824)          --            (9,318)          --
  Realized gain (loss) on investments ......          856          --                 1           --            15,206           --
  Change in unrealized gain (loss)
    on investments .........................     (251,948)         --        (1,082,761)          --           658,260           --
  Reinvested capital gains .................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................     (298,641)         --        (1,122,584)          --           664,148           --
                                             ------------        ----      ------------         ----      ------------         ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................   11,858,503          --        10,645,203           --        12,973,170           --
  Transfers between funds ..................      174,142          --           181,118           --           554,413           --
  Redemptions ..............................     (234,001)         --          (202,101)          --          (248,058)          --
  Annuity benefits .........................           --          --                --           --                --           --
  Annual contract maintenance charges
    (note 2) ...............................           --          --                --           --                --           --
  Contingent deferred sales charges
    (note 2) ...............................       (3,625)         --            (2,320)          --            (4,107)          --
  Adjustments to maintain reserves .........          (36)         --              (257)          --             1,249           --
                                             ------------        ----      ------------         ----      ------------         ----
      Net equity transactions ..............   11,794,983          --        10,621,643           --        13,276,667           --
                                             ------------        ----      ------------         ----      ------------         ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ......   11,496,342          --         9,499,059           --        13,940,815           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...... $ 11,496,342          --         9,499,059           --        13,940,815           --
                                             ============        ====      ============         ====      ============         ====

CHANGES IN UNITS:
  Beginning units ..........................           --          --                --           --                --           --
                                             ------------        ----      ------------         ----      ------------         ----
  Units purchased ..........................    1,213,547          --         1,161,766           --           990,842           --
  Units redeemed ...........................      (23,037)         --           (21,249)          --           (18,248)          --
                                             ------------        ----      ------------         ----      ------------         ----
  Ending units .............................    1,190,510          --         1,140,517           --           972,594           --
                                             ============        ====      ============         ====      ============         ====


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Funds available in the Fidelity Advisor Classic and Select
               Products:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                 Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Money Market Portfolio: Initial Class
                   (FidVIPMMkt) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

               Portfolios of the Fidelity Variable Insurance Products Fund
               II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Initial
                   Class (FidVIPAMGr)
                 Fidelity VIP-II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                 Fidelity VIP-II - Index 500 Portfolio: Initial Class
                   (FidVIPI500) (also available in the Fidelity Advisor Generations product)
                 Fidelity VIP-II - Investment Grade Bond Portfolio: Initial
                   Class (FidVIPIGBd) (also available in the Fidelity Advisor Generations Annuity product)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Initial Class
                   (FidVIPBal)
                 Fidelity VIP-III - Growth & Income Portfolio: Initial Class
                   (FidVIPGrIn)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                 Fidelity VIP-III - Mid Cap Portfolio: Initial Class
                   (FidVIPMCap)

               Funds available in the Fidelity Advisor Generations product:

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                 Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class
                   (FidVIPAMS)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class (FidVIPAMGrS)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

               Portfolios of the Fidelity Variable Insurance Products Fund
               III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class
                   (FidVIPBalS)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                   Class (FidVIPDyCapS)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class
                   (FidVIPGrInS)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class
                   (FidVIPMCapS)

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio: Service Class 2
                   (FidVIPEI2)
                 Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2) Fidelity VIP - High Income Portfolio: Service Class 2
                   (FidVIPHI2)
                 Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)

               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                 Fidelity VIP-II - Asset Manager Portfolio: Service Class 2
                   (FidVIPAM2)
                 Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                   Class 2 (FidVIPAMGr2)
                 Fidelity VIP-II - Contrafund Portfolio: Service Class 2
                   (FidVIPCon2)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                 Fidelity VIP-III - Balanced Portfolio: Service Class 2
                   (FidVIPBal2)
                 Fidelity VIP-III - Dynamic Capital Appreciation Fund: Service
                    Class 2 (FidVIPDyCap2)
                 Fidelity VIP-III - Growth & Income Portfolio: Service Class 2
                   (FidVIPGrIn2)
                 Fidelity VIP-III - Growth Opportunities Portfolio: Service
                   Class 2 (FidVIPGrOp2)
                 Fidelity VIP-III - Mid Cap Portfolio: Service Class 2
                   (FidVIPMCap2)

            At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)    Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company:

      For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

      For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.50% if the death benefit option is utilized.

      For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality, expense and administration charges by asset fee rate for the year ended December 31, 2000:

                                TOTAL                FIDVEQIN               FIDVGR                FIDVHIIN              FIDVMMKT
                             -----------           -----------            -----------            -----------           -----------
0.95% .................      $ 3,042,418                    --                     --                     --                63,117
1.00% .................        2,746,138                    --                     --                     --                70,842
1.05% .................          617,685                    --                     --                     --                20,379
1.10% .................           68,063                    --                     --                     --                   577
1.15% .................           44,070                    --                     --                     --                 3,257
1.20% .................           18,354                    --                     --                     --                    51
1.25% .................            9,856                    --                     --                     --                     1
1.30% .................        1,765,616                51,554                197,400                 88,862                43,952
1.35% .................              490                    --                     --                     --                    --
1.40% .................       19,371,426               808,563              2,179,227              1,404,915               653,222
1.45% .................          642,605                33,978                123,421                 25,983                12,661
1.50% .................          144,163                10,883                 21,319                  8,831                 9,689
1.55% .................           26,281                    --                     --                     --                 1,257
1.60% .................           25,525                    --                     --                     --                 3,438
1.65% .................            4,701                    --                     --                     --                    16
1.70% .................            2,163                    --                     --                     --                   528
1.75% .................            2,278                    --                     --                     --                    --
1.80% .................              352                    --                     --                     --                    --
1.85% .................              139                    --                     --                     --                    --
1.90% .................            1,680                    --                     --                     --                    --
1.95% .................              779                    --                     --                     --                    --
2.00% .................              114                    --                     --                     --                    --
0.95% EV ..............           23,939                    --                     --                     --                 1,191
1.00% EV ..............           39,667                    --                     --                     --                   331
1.05% EV ..............            3,101                    --                     --                     --                   803
1.10% EV ..............            5,437                    --                     --                     --                   102
1.15% EV ..............            4,218                    --                     --                     --                   470
1.20% EV ..............            1,018                    --                     --                     --                    --
1.25% EV ..............              985                    --                     --                     --                   110
1.30% EV ..............              566                    --                     --                     --                    --
1.35% EV ..............               65                    --                     --                     --                    --
1.40% EV ..............               21                    --                     --                     --                    --
1.45% EV ..............              211                    --                     --                     --                    --
1.50% EV ..............               78                    --                     --                     --                    --
1.55% EV ..............               23                    --                     --                     --                    --
                             -----------           -----------            -----------            -----------           -----------
  Total ...............    $  28,614,225               904,978              2,521,367              1,528,591               885,994
                           =============               =======              =========              =========               =======


                               FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
0.95% .................       $       --                    --                     --                     --               481,515
1.00% .................               --                    --                     --                     --               298,643
1.05% .................               --                    --                     --                     --                61,395
1.10% .................               --                    --                     --                     --                 6,243
1.15% .................               --                    --                     --                     --                 2,129
1.20% .................               --                    --                     --                     --                 5,028

Continued                      FIDVOVSE               FIDVAM                FIDVAMGR               FIDVCON               FIDVI500
                              ----------            ----------             ----------             ----------            ----------
1.25% .................               --                    --                     --                     --                   741
1.30% .................          116,724                11,783                 11,315                148,504               114,123
1.35% .................               --                    --                     --                     --                   103
1.40% .................        1,257,824               237,939                190,250              1,721,747             1,194,223
1.45% .................           16,262                10,222                  4,439                 55,563                66,858
1.50% .................            4,473                 3,011                  1,862                  9,364                16,881
1.55% .................               --                    --                     --                     --                 1,071
1.60% .................               --                    --                     --                     --                 1,269
1.65% .................               --                    --                     --                     --                 1,435
1.70% .................               --                    --                     --                     --                    81
1.75% .................               --                    --                     --                     --                   508
1.80% .................               --                    --                     --                     --                    46
1.85% .................               --                    --                     --                     --                    58
1.90% .................               --                    --                     --                     --                     8
1.95% .................               --                    --                     --                     --                    19
2.00% .................               --                    --                     --                     --                    28
0.95% EV ..............               --                    --                     --                     --                 4,774
1.00% EV ..............               --                    --                     --                     --                 3,592
1.05% EV ..............               --                    --                     --                     --                   164
1.10% EV ..............               --                    --                     --                     --                   240
1.15% EV ..............               --                    --                     --                     --                   248
1.20% EV ..............               --                    --                     --                     --                   209
1.25% EV ..............               --                    --                     --                     --                   112
1.30% EV ..............               --                    --                     --                     --                   123
1.35% EV ..............               --                    --                     --                     --                     7
1.40% EV ..............               --                    --                     --                     --                     5
1.45% EV ..............               --                    --                     --                     --                     3
1.55% EV ..............               --                    --                     --                     --                     6
                              ----------            ----------             ----------             ----------            ----------
Total .................       $1,395,283               262,955                207,866              1,935,178             2,261,888
                              ==========            ==========             ==========             ==========            ==========


                                    FIDVIGBD             FIDVBAL              FIDVGRIN              FIDVGROP             FIDVMCAP
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 118,716                   --                    --                    --                   --
1.00% .................               83,710                   --                    --                    --                   --
1.05% .................               40,602                   --                    --                    --                   --
1.10% .................                5,715                   --                    --                    --                   --
1.15% .................                1,472                   --                    --                    --                   --
1.20% .................                  272                   --                    --                    --                   --
1.25% .................                  838                   --                    --                    --                   --
1.30% .................               34,174              162,551                61,500               696,958               24,515
1.40% .................              504,191            1,609,504               832,412             6,703,007                   --
1.45% .................               10,371               15,132                32,288                68,483                   --
1.50% .................                4,152                4,260                 8,505                29,252                   --
1.55% .................                  144                   --                    --                    --                   --
1.60% .................                  193                   --                    --                    --                   --
1.65% .................                  462                   --                    --                    --                   --
1.70% .................                   31                   --                    --                    --                   --
1.80% .................                   12                   --                    --                    --                   --
1.85% .................                   11                   --                    --                    --                   --
0.95% EV ..............                  280                   --                    --                    --                   --
1.00% EV ..............                  556                   --                    --                    --                   --





                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



Continued                          FidViGBd             FidVBal              FidVGrin              FidVGrOp             FidVMCap
                                   ---------            ---------             ---------             ---------            ---------
1.05% EV ..............                   50                   --                    --                    --                   --
1.10% EV ..............                   82                   --                    --                    --                   --
1.15% EV ..............                   37                   --                    --                    --                   --
1.20% EV ..............                   75                   --                    --                    --                   --
1.25% EV ..............                    6                   --                    --                    --                   --
1.35% EV ..............                    2                   --                    --                    --                   --
1.40% EV ..............                    6                   --                    --                    --                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................              806,160            1,791,447               934,705             7,497,700               24,515
                                   =========            =========             =========             =========            =========


                                   FidVEqinS             FidVGrS              FidVHilnS             FidVOvSeS             FidVAMS
                                   ---------            ---------             ---------             ---------            ---------
0.95% .................            $ 199,299              521,808               201,691               125,274               51,503
1.00% .................              165,688              521,456               133,130               102,243               48,497
1.05% .................               44,931              101,671                35,693                23,672               14,995
1.10% .................                3,087                7,394                 2,133                 2,025                   --
1.15% .................                  585                9,921                 1,064                   450                  415
1.20% .................                  453                2,139                   386                   568                  153
1.25% .................                  198                1,535                   331                   428                  387
1.30% .................                   80                  434                    --                    32                   --
1.35% .................                   --                   57                    --                    --                   --
1.40% .................                1,850                5,699                 1,824                 3,295                  181
1.45% .................                4,725               16,388                 4,330                 6,765                1,942
1.50% .................                  104                  852                   136                   156                   69
1.55% .................                   --                  379                    --                   263                   --
1.60% .................                   --                2,550                    --                 2,231                   --
1.65% .................                   --                  317                    14                     9                   --
1.70% .................                   --                  144                    --                    --                   --
1.75% .................                   --                  388                    --                   386                   --
0.95% EV ..............                  252                  601                   299                   413                   50
1.00% EV ..............                  112                2,276                   228                   997                  280
1.05% EV ..............                    6                   10                     2                    11                   --
1.10% EV ..............                   --                   58                    --                    38                   --
1.15% EV ..............                   --                   98                    --                    94                   --
1.20% EV ..............                   --                   22                    --                    --                   --
1.25% EV ..............                   --                   17                    --                    --                   --
1.30% EV ..............                   --                   77                    --                    82                   --
                                   ---------            ---------             ---------             ---------            ---------
Total .................            $ 421,370            1,196,291               381,261               269,432              118,472
                                   =========            =========             =========             =========            =========


                                     FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGRinS
                                     ---------            --------             --------             ---------           ---------
0.95% .................               $34,365              287,613              119,553                  479              247,088
1.00% .................                40,350              286,637              112,605                  281              301,862
1.05% .................                12,939               63,490               23,391                   71               63,660
1.10% .................                   585                3,163                2,668                   --                4,176
1.15% .................                    --                7,018                  987                   --                5,107
1.20% .................                   299                1,249                   65                   --                1,148
1.25% .................                    46                  847                  185                   --                  661
1.30% .................                   157                  258                   --                   --                   88
1.35% .................                    --                   46                   --                   --                   --

Continued                            FidVAMGrS            FidVConS             FidVBalS             FidVCAppS           FidVGrinS
                                     ---------            --------             --------             ---------           ---------
1.40% .................                   516                2,968                1,439                    2                4,231
1.45% .................                    --               10,723                  636                   --                7,262
1.50% .................                    67                  675                  297                   --                  130
1.55% .................                    --                  406                   --                   --                   --
1.60% .................                    --                1,792                   --                   --                   --
1.65% .................                    50                  295                   --                   --                   --
1.70% .................                    --                    2                   --                   --                   --
1.85% .................                    --                   50                   --                   --                   --
0.95% EV ..............                    56                  473                  138                   11                  448
1.00% EV ..............                    --                1,490                  124                   18                  809
1.05% EV ..............                    --                   11                   --                   --                   --
1.10% EV ..............                    --                   59                   --                   --                   --
1.15% EV ..............                    --                   --                   --                   --                   --
1.20% EV ..............                    12                   11                   --                   --                   --
1.25% EV ..............                    --                   --                   --                   --                   --
1.30% EV ..............                    --                   --                   --                   --                   --
1.35% EV ..............                    --                   --                   --                   --                   --
1.40% EV ..............                    --                   --                   --                   --                   --
1.45% EV ..............                    --                   --                   --                   --                   --
1.50% EV ..............                    --                   --                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $89,442              669,276              262,088                  862              636,670
                                      =======              =======              =======              =======              =======


                                    FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
0.95% .................              $449,932               70,693                4,570               21,058                2,762
1.00% .................               424,749               92,036                3,507               16,365                2,693
1.05% .................                85,392               20,411                  218                1,290                  306
1.10% .................                 7,265                1,259                1,956                5,996                1,769
1.15% .................                 6,158                  338                   92                1,823                  376
1.20% .................                 1,522                  244                  410                  867                  294
1.25% .................                   760                  573                  181                  609                  120
1.30% .................                   157                   38                    7                   95                   18
1.35% .................                    --                   --                   27                   78                    9
1.40% .................                 7,575                1,278                1,989               10,568                1,619
1.45% .................                 7,484                7,327                3,774               23,867                2,661
1.50% .................                   286                  289                1,458                1,951                   43
1.55% .................                   139                  587                1,899                5,693                1,068
1.60% .................                   340                  690                  371                4,198                  537
1.65% .................                    49                   --                   63                  643                  185
1.70% .................                   143                  154                   93                  404                    1
1.75% .................                    --                  401                   --                  175                   --
1.80% .................                    --                   --                   18                   83                   11
1.90% .................                    --                   --                   34                  402                   --
1.95% .................                    --                   --                   --                  464                   --
2.00% .................                    --                   --                   --                   28                   --
0.95% EV ..............                   519                  407                  700                3,725                  502
1.00% EV ..............                   470                1,304                1,181                6,130                  657
1.05% EV ..............                    13                    6                  344                  517                   48
1.10% EV ..............                    24                   93                  394                1,128                  205
1.15% EV ..............                    45                  113                  164                  872                  135

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued                           FidVGrOpS            FidVMCapS2           FidVEqinS2            FidVGrS2             FidVHilnS2
                                    ---------            ----------           ----------            --------             ----------
1.20% EV ..............                    10                   --                   25                  171                   30
1.25% EV ..............                    16                   21                   68                  212                   --
1.30% EV ..............                    --                   84                   --                   59                   --
1.35% EV ..............                    --                   --                    3                   15                    2
1.45% EV ..............                    --                   --                    5                   46                   --
1.50% EV ..............                    --                   --                   --                   53                   --
1.55% EV ..............                    --                   --                   --                    5                   --
                                     --------             --------             --------             --------             --------
Total .................              $993,048              198,346               23,551              109,590               16,051
                                     ========             ========             ========             ========             ========


                                     FidVOvSeS2           FidVAMS2             FidVAMGrS2           FidVConS2            FidVBalS2
                                     ----------           --------             ----------           ---------            ---------
0.95% .................               $ 4,689                1,836                2,367                9,068                2,756
1.00% .................                 4,698                1,357                  226               10,044                2,487
1.05% .................                   486                   --                  330                  718                  178
1.10% .................                 1,555                  618                  659                1,557                  438
1.15% .................                   104                  236                   35                  625                  116
1.20% .................                   387                  348                  210                  748                  194
1.25% .................                    78                   19                   13                  424                   89
1.30% .................                    40                   50                   --                   61                   --
1.35% .................                    11                   --                    5                   64                    2
1.40% .................                 4,445                1,263                  925                6,031                1,447
1.45% .................                 9,778                3,092                3,324               12,801                4,955
1.50% .................                   438                  177                  800                1,651                  175
1.55% .................                 1,919                  310                  233                2,161                  314
1.60% .................                 1,301                  535                1,017                2,838                   90
1.65% .................                   135                    7                   11                  330                   --
1.70% .................                    70                   --                   11                  154                   29
1.75% .................                   150                   --                   --                   86                   --
1.80% .................                    64                   --                   --                   34                    2
1.85% .................                    --                   10                   --                   --                   10
1.90% .................                   236                   --                   --                   29                  365
1.95% .................                     3                  196                   19                   25                   --
0.95% EV ..............                 1,324                  389                  274                2,073                  409
1.00% EV ..............                 2,373                  846                  858                3,123                1,772
1.05% EV ..............                   106                   69                   96                  251                   25
1.10% EV ..............                   379                  108                   83                  432                  146
1.15% EV ..............                   239                  171                  155                  521                   30
1.20% EV ..............                    61                    2                    9                  103                    4
1.25% EV ..............                    50                   --                    4                   40                   --
1.30% EV ..............                    34                   --                   --                   44                   --
1.35% EV ..............                    10                   --                   --                    5                   --
1.40% EV ..............                    --                    5                   --                   --                    5
1.45% EV ..............                    28                   --                   --                    6                   44
1.50% EV ..............                    --                   25                   --                   --                   --
1.55% EV ..............                    --                   --                   --                   --                   --
                                      -------              -------              -------              -------              -------
Total .................               $35,191               11,669               11,664               56,047               16,082
                                      =======              =======              =======              =======              =======

                                  FidVCAppS2               FidVGrinS2               FidVGrOpS2               FidVMCapS
                                  ----------               ----------               ----------               ---------
0.95% .................             $   74                    5,177                    8,457                    6,958
1.00% .................                194                    8,052                    8,057                    5,729
1.05% .................                  3                      667                      409                      388
1.10% .................                 --                    2,359                    2,831                    2,035
1.15% .................                 --                      531                      664                      567
1.20% .................                 16                      497                      353                      453
1.25% .................                 --                      307                      241                      244
1.30% .................                 --                       69                       35                       82
1.35% .................                 --                       35                        2                       51
1.40% .................                228                    4,654                    5,090                    5,285
1.45% .................                257                   13,953                    6,436                   14,464
1.50% .................                 --                      837                      202                      888
1.55% .................                 --                    3,014                    1,942                    3,482
1.60% .................                 --                      205                      866                    1,064
1.65% .................                 --                       48                      265                      367
1.70% .................                 --                       29                      215                       74
1.75% .................                 --                       --                       --                      184
1.80% .................                 --                       20                       --                       62
1.90% .................                 --                      557                       --                       49
1.95% .................                 --                       14                       22                       17
2.00% .................                 --                       29                       --                       29
0.95% EV ..............                225                    1,299                    1,311                    1,796
1.00% EV ..............                401                    3,949                    1,576                    4,214
1.05% EV ..............                 20                      133                      148                      268
1.10% EV ..............                 71                      664                      408                      723
1.15% EV ..............                 65                      224                      190                      347
1.20% EV ..............                 47                       47                       45                      135
1.25% EV ..............                 91                       97                       59                       82
1.30% EV ..............                 --                       --                       --                       63
1.35% EV ..............                 --                        7                       --                       14
1.45% EV ..............                 --                       69                       --                       10
1.55% EV ..............                 --                        6                       --                        6
                                    ------                   ------                   ------                   ------
Total .................             $1,692                   47,549                   39,824                   50,130
                                    ======                   ======                   ======                   ======


(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners equity as of December 31, 2000, and total return for each of the years in the five year period ended December 31, 2000.


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     1.30%         269,501   $       15.167348   $   4,087,615        7.02%
                                                         1.40%       3,882,249           15.106920      58,648,825        6.91%
                                                         1.45%         187,086           12.730017       2,381,608        6.86%
                                                         1.50%          68,914           12.709684         875,875        6.80%

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................     1.30%         760,925           19.071724      14,512,152      (12.13)%
                                                         1.40%       7,489,252           18.995761     142,264,041      (12.22)%
                                                         1.45%         447,316           16.377655       7,325,987      (12.26)%
                                                         1.50%          75,389           16.351497       1,232,723      (12.31)%

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     1.30%         523,405            9.158626       4,793,671      (23.48)%
                                                         1.40%       8,057,836            9.120099      73,488,262      (23.55)%
                                                         1.45%         171,239            7.775236       1,331,424      (23.59)%
                                                         1.50%          64,360            7.762794         499,613      (23.63)%

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     0.95%         667,253           11.418931       7,619,316        5.33%
                                                         1.00%         746,409           11.402151       8,510,668        5.28%
                                                         1.05%         198,954           11.385393       2,265,169        5.22%
                                                         1.10%          10,708           10.804422         115,694        5.17%
                                                         1.20%             533           10.786230           5,749        5.06%
                                                         1.30%         267,927           11.883085       3,183,799        4.96%
                                                         1.40%       3,292,556           11.833100      38,961,144        4.85%
                                                         1.45%          94,186           11.364567       1,070,383        4.80%
                                                         1.50%          37,534           11.346346         425,874        4.75%
                                                         1.65%              19           10.704521             203        4.59%

  Extra Value ......................................     1.40%          52,177           11.838045         617,674        4.88%***
                                                         1.45%          29,338           11.369330         333,553        4.83%***
                                                         1.50%          43,161           11.351115         489,925        4.77%***
                                                         1.55%          12,097           10.876586         131,574        4.72%***
                                                         1.60%          29,516           10.865114         320,695        4.67%***
                                                         1.70%          18,793           10.842192         203,757        4.56%***

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................     1.30%         507,364           14.489156       7,351,276      (20.16)%
                                                         1.40%       4,932,146           14.428235      71,162,162      (20.24)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP- Equity-Income Portfolio:
  Initial Class ....................................     4.95%              10.18%                23.83%***                --
                                                         4.84%              10.06%                23.70%***                --
                                                         4.79%              10.01%                20.70%***                --
                                                         4.73%               9.95%                20.65%***                --

Fidelity VIP- Growth Portfolio:
  Initial Class ....................................    35.65%              37.68%                17.12%***                --
                                                        35.51%              37.54%                17.00%***                --
                                                        35.45%              37.47%                 1.58%***                --
                                                        35.38%              37.40%                 1.53%***                --

Fidelity VIP- High Income Portfolio:
  Initial Class ....................................     6.75%              (5.57)%               16.14%                13.39%***
                                                         6.64%              (5.67)%               16.02%                13.28%***
                                                         6.59%              (5.72)%                7.80%***                --
                                                         6.53%              (5.76)%                7.75%***                --

Fidelity VIP- Money Market Portfolio:
  Initial Class ....................................     4.17%               4.43%***                --                    --
                                                         4.12%               4.38%***                --                    --
                                                         4.06%               4.32%***                --                    --
                                                         4.11%***              --                    --                    --
                                                         4.00%***              --                    --                    --
                                                         3.80%               4.09%                 4.11%                 3.88%***
                                                         3.70%               3.99%                 4.00%                 3.78%***
                                                         3.64%               3.94%                 3.93%***                --
                                                         3.59%               3.88%                 3.88%***                --
                                                         3.53%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Initial Class ....................................    40.77%              11.29%                10.11%                31.15%***
                                                        40.63%              11.17%                 9.99%                31.05%***

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          76,976           12.320308         948,368      (20.28)%
                                                         1.50%          24,233           12.300620         298,081      (20.32)%

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     1.30%          61,148           13.769680         841,988       (5.17)%
                                                         1.40%       1,115,257           13.714827      15,295,557       (5.27)%
                                                         1.45%          54,932           11.999629         659,164       (5.31)%
                                                         1.50%          16,047           11.980443         192,250       (5.36)%

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................     1.30%          55,193           13.631324         752,354      (13.60)%
                                                         1.40%         861,064           13.577036      11,690,697      (13.69)%
                                                         1.45%          25,683           11.625620         298,581      (13.73)%
                                                         1.50%           9,392           11.607029         109,013      (13.78)%

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................     1.30%         640,481           17.030483      10,907,701       (7.83)%
                                                         1.40%       6,707,116           16.962632     113,770,340       (7.92)%
                                                         1.45%         254,588           14.366179       3,657,457       (7.97)%
                                                         1.50%          42,232           14.343222         605,743       (8.02)%

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................     0.95%       3,792,958           13.087430      49,640,072      (10.16)%
                                                         1.00%       2,272,304           13.068369      29,695,307      (10.21)%
                                                         1.05%         425,793           13.049356       5,556,324      (10.25)%
                                                         1.10%         107,389            9.722536       1,044,093      (10.30)%
                                                         1.15%          29,731            9.714380         288,818      (10.34)%
                                                         1.20%          79,152            9.706237         768,268      (10.39)%
                                                         1.25%          19,211            9.698102         186,310      (10.43)%
                                                         1.30%         483,681           16.867202       8,158,345      (10.48)%
                                                         1.35%           1,658            9.681826          16,052      (10.52)%
                                                         1.40%       4,543,596           16.800024      76,332,522      (10.57)%
                                                         1.45%         213,976           13.870024       2,967,852      (10.61)%
                                                         1.50%          79,601           13.847864       1,102,304      (10.66)%
                                                         1.55%           2,613            9.649314          25,214      (10.70)%
                                                         1.60%           1,476            9.641192          14,230      (10.75)%
                                                         1.65%           3,975            9.633081          38,291      (10.79)%
                                                         1.70%           2,702            9.624951          26,007      (10.84)%
                                                         1.80%             118            9.608747           1,134      (10.93)%
                                                         1.85%             253            9.600631           2,429      (10.97)%
  Extra Value ......................................     1.40%         203,738           16.811505       3,425,142       (9.25)%***
                                                         1.45%         248,030           13.879517       3,442,537       (9.30)%***
                                                         1.50%           7,124           13.857367          98,720       (9.34)%***
                                                         1.55%          19,337           10.498705         203,013       (9.39)%***
                                                         1.60%          20,679           10.488300         216,888       (9.44)%***
                                                         1.65%          23,911           10.477911         250,537       (9.48)%***
                                                         1.70%           4,755           10.467539          49,773       (9.53)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        40.56%              11.12%                (6.54)%***               --
                                                        40.49%              11.06%                (6.59)%***               --

Fidelity VIP II- Asset Manager Portfolio:
  Initial Class ....................................     9.65%              13.56%                17.54%***                --
                                                         9.54%              13.44%                17.43%***                --
                                                         9.48%              13.38%                12.95%***                --
                                                         9.43%              13.33%                12.90%***                --

Fidelity VIP II- Asset Manager: Growth Portfolio:
  Initial Class ....................................    13.76%              16.04%                20.60%***                --
                                                        13.64%              15.93%                20.48%***                --
                                                        13.59%              15.87%                14.84%***                --
                                                        13.53%              15.81%                14.79%***                --

Fidelity VIP II- Contrafund Portfolio:
  Initial Class ....................................    22.64%              28.29%                18.41%***                --
                                                        22.52%              28.16%                18.29%***                --
                                                        22.45%              28.10%                (2.98)%***               --
                                                        22.39%              28.03%                (3.03)%***               --

Fidelity VIP-II- Index 500 Portfolio:
  Initial Class ....................................    19.37%              24.70%***                --                    --
                                                        19.31%              24.63%***                --                    --
                                                        19.25%              24.57%***                --                    --
                                                        12.60%***              --                    --                    --
                                                        12.55%***              --                    --                    --
                                                        12.49%***              --                    --                    --
                                                        12.44%***              --                    --                    --
                                                        18.94%              26.66%                26.46%***                --
                                                        12.33%***              --                    --                    --
                                                        18.82%              26.53%                26.33%***                --
                                                        18.76%              26.47%                20.48%***                --
                                                        18.70%              26.40%                20.43%***                --
                                                        12.11%***              --                    --                    --
                                                        12.06%***              --                    --                    --
                                                        12.00%***              --                    --                    --
                                                        11.95%***              --                    --                    --
                                                        11.84%***              --                    --                    --
                                                        11.78%***              --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                     (continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           7,930           10.457155          82,925       (9.57)%***
                                                         1.80%             618           10.446770           6,456       (9.62)%***
                                                         1.85%             560           10.436404           5,844       (9.67)%***
                                                         1.90%             416           10.426051           4,337       (9.71)%***
                                                         2.00%             659           10.405331           6,857       (9.80)%***
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................     0.95%       1,198,221           11.543603      13,831,788       10.17%
                                                         1.00%         902,645           11.526779      10,404,589       10.11%
                                                         1.05%         382,769           11.510006       4,405,673       10.06%
                                                         1.10%          86,761           10.795593         936,636       10.00%
                                                         1.15%          21,365           10.786552         230,455        9.95%
                                                         1.20%           8,974           10.777507          96,717        9.89%
                                                         1.25%          11,996           10.768479         129,179        9.84%
                                                         1.30%         177,981           12.474251       2,220,180        9.78%
                                                         1.40%       2,966,213           12.421795      36,845,690        9.67%
                                                         1.45%          56,100           11.634088         652,672        9.62%
                                                         1.50%          29,851           11.615489         346,734        9.56%

  Extra Value ......................................     1.40%          24,704           12.423558         306,912       11.28%***
                                                         1.45%          57,845           11.635756         673,070       11.23%***
                                                         1.50%           4,374           11.617183          50,814       11.17%***
                                                         1.55%           5,486           10.651391          58,434       11.12%***
                                                         1.60%           4,148           10.640829          44,138       11.06%***
                                                         1.65%           9,171           10.630296          97,490       11.01%***
                                                         1.70%             505           10.619754           5,363       10.95%***
                                                         1.80%             176           10.598673           1,865       10.84%***
                                                         1.85%             584           10.588147           6,183       10.78%***

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     1.30%         622,545           16.660326      10,371,803       (5.54)%
                                                         1.40%       5,872,179           16.559606      97,240,971       (5.63)%
                                                         1.45%          61,102           11.574021         707,196       (5.68)%
                                                         1.50%          23,036           11.555522         266,193       (5.73)%

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     1.30%         287,763           16.209245       4,664,421       (4.86)%
                                                         1.40%       3,385,092           16.144665      54,651,176       (4.96)%
                                                         1.45%         154,167           13.579820       2,093,560       (5.01)%
                                                         1.50%          41,235           13.558120         559,069       (5.05)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP-II- Investment Grade Bond Portfolio:
  Initial Class ....................................    (1.99)%              7.74%***                --                    --
                                                        (2.04)%              7.69%***                --                    --
                                                        (2.09)%              7.63%***                --                    --
                                                        (2.80)%***             --                    --                    --
                                                        (2.85)%***             --                    --                    --
                                                        (2.90)%***             --                    --                    --
                                                        (2.95)%***             --                    --                    --
                                                        (2.34)%              7.43%                 7.64%                 3.64%***
                                                        (2.43)%              7.32%                 7.53%                 3.54%***
                                                        (2.48)%              7.27%                 9.07%***                --
                                                        (2.53)%              7.21%                 9.02%***                --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Initial Class ....................................     3.19%              16.11%                20.60%                 8.54%
                                                         3.08%              15.99%                20.47%                 8.43%
                                                         3.03%              15.94%                16.89%***                --
                                                         2.98%              15.88%                16.84%***                --

Fidelity VIP III- Growth and Income Portfolio:
  Initial Class ....................................     7.75%              27.91%                24.94%***                --
                                                         7.64%              27.78%                24.81%***                --
                                                         7.59%              27.71%                25.03%***                --
                                                         7.53%              27.65%                24.98%***                --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     1.30%       2,009,368           20.295498      40,781,124      (18.14)%
                                                         1.40%      17,833,598           20.172772     359,753,106      (18.22)%
                                                         1.45%         328,826           10.719454       3,524,835      (18.26)%
                                                         1.50%         147,881           10.702308       1,582,668      (18.31)%

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................     1.30%         155,784           19.273552       3,002,511       31.98%

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     0.95%       1,853,302           12.147445      22,512,884        7.28%
                                                         1.00%       1,516,408           12.129776      18,393,689        7.23%
                                                         1.05%         371,009           12.112146       4,493,715        7.17%
                                                         1.10%          39,983           10.013214         400,358        7.12%
                                                         1.15%           6,433           10.004822          64,361        7.07%
                                                         1.20%           4,662            9.996446          46,603        7.01%
                                                         1.25%           1,887            9.988075          18,847        6.96%
                                                         1.30%             843            9.979686           8,413        6.91%
                                                         1.40%           5,439            9.962936          54,188        6.80%
                                                         1.45%          34,272            9.954571         341,163        6.74%
                                                         1.50%             528            9.946193           5,252        6.69%

  Extra Value ......................................     1.40%          23,284           11.207238         260,949       11.32%***
                                                         1.45%           7,190           11.196168          80,500       11.26%***
                                                         1.50%             330           11.185083           3,691       11.21%***

Fidelity VIP- Growth Portfolio:
  Service Class ....................................     0.95%       3,221,909           15.891422      51,200,716      (11.91)%
                                                         1.00%       3,028,114           15.868312      48,051,058      (11.95)%
                                                         1.05%         545,330           15.845214       8,640,871      (12.00)%
                                                         1.10%          77,114           10.882393         839,185      (12.04)%
                                                         1.15%          74,675           10.873273         811,962      (12.08)%
                                                         1.20%          17,691           10.864164         192,198      (12.13)%
                                                         1.25%          13,063           10.855048         141,799      (12.17)%
                                                         1.30%           3,479           10.845940          37,733      (12.22)%
                                                         1.35%             585           10.836830           6,340      (12.26)%
                                                         1.40%          15,177           10.827725         164,332      (12.31)%
                                                         1.45%          11,079           10.818621         119,860      (12.35)%
                                                         1.50%           5,843           10.809532          63,160      (12.39)%
                                                         1.60%          10,916           10.791343         117,798      (12.48)%
                                                         1.65%           1,183           10.782261          12,755      (12.53)%

  Extra Value ......................................     1.40%          36,274           11.445143         415,161      (14.34)%***
                                                         1.45%         133,164           11.433837       1,522,575      (14.39)%***
                                                         1.50%             577           11.422528           6,591      (14.43)%***
                                                         1.55%           3,199           11.411226          36,505      (14.47)%***
                                                         1.60%           5,034           11.399933          57,387      (14.52)%***
                                                         1.65%           1,242           11.388635          14,145      (14.56)%***
                                                         1.70%           1,097           11.377352          12,481      (14.60)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP III- Growth Opportunities Portfolio:
  Initial Class ....................................     2.92%              23.00%                28.26%                16.73%
                                                         2.81%              22.87%                28.13%                16.61%
                                                         2.76%              22.81%                24.28%***                --
                                                         2.71%              22.75%                24.22%***                --

Fidelity VIP III- Mid Cap Portfolio:
  Initial Class ....................................    47.36%***              --                    --                    --

Fidelity VIP- Equity/Income Portfolio:
  Service Class ....................................     5.25%               8.50%***                --                    --
                                                         5.19%               8.45%***                --                    --
                                                         5.14%               8.39%***                --                    --
                                                        (9.81)%***             --                    --                    --
                                                        (9.85)%***             --                    --                    --
                                                        (9.90)%***             --                    --                    --
                                                        (9.95)%***             --                    --                    --
                                                        (9.99)%***             --                    --                    --
                                                       (10.09)%***             --                    --                    --
                                                       (10.14)%***             --                    --                    --
                                                       (10.18)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class ....................................    35.98%              36.59%***                --                    --
                                                        35.91%              36.53%***                --                    --
                                                        35.85%              36.46%***                --                    --
                                                        35.65%***              --                    --                    --
                                                        35.59%***              --                    --                    --
                                                        35.53%***              --                    --                    --
                                                        35.47%***              --                    --                    --
                                                        35.40%***              --                    --                    --
                                                        35.34%***              --                    --                    --
                                                        35.28%***              --                    --                    --
                                                        35.22%***              --                    --                    --
                                                        35.16%***              --                    --                    --
                                                        35.03%***              --                    --                    --
                                                        34.97%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.75%           3,947           11.366086          44,862      (14.65)%***

Fidelity VIP- High Income Portfolio-
  Service Class ....................................     0.95%       2,111,782            7.564599      15,974,784      (23.34)%
                                                         1.00%       1,411,258            7.553578      10,660,047      (23.38)%
                                                         1.05%         347,466            7.542585       2,620,792      (23.42)%
                                                         1.10%          25,778            7.433364         191,617      (23.46)%
                                                         1.15%          13,020            7.427138          96,701      (23.50)%
                                                         1.20%           4,563            7.420890          33,862      (23.54)%
                                                         1.25%           3,026            7.414681          22,437      (23.58)%
                                                         1.40%             912            7.396001           6,745      (23.69)%
                                                         1.45%          24,195            7.389789         178,796      (23.73)%
                                                         1.50%           2,406            7.383568          17,765      (23.77)%

  Extra Value ......................................     1.40%          26,347            8.031083         211,595      (23.66)%***
                                                         1.45%          21,517            8.023139         172,634      (23.70)%***
                                                         1.50%             312            8.015197           2,501      (23.74)%***

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................     0.95%         996,007           11.963781      11,916,010      (19.92)%
                                                         1.00%         733,798           11.946379       8,766,229      (19.96)%
                                                         1.05%         174,230           11.928989       2,078,388      (20.00)%
                                                         1.10%          21,920           10.484559         229,822      (20.04)%
                                                         1.15%           4,267           10.475758          44,700      (20.08)%
                                                         1.20%           5,722           10.466994          59,892      (20.12)%
                                                         1.25%           4,067           10.458206          42,534      (20.16)%
                                                         1.30%             309           10.449433           3,229      (20.20)%
                                                         1.40%           4,183           10.431903          43,637      (20.28)%
                                                         1.45%           6,910           10.423141          72,024      (20.32)%
                                                         1.50%             471           10.414372           4,905      (20.36)%
                                                         1.60%           9,749           10.396864         101,359      (20.44)%

  Extra Value ......................................     1.40%          28,925           11.178580         323,340      (17.35)%***
                                                         1.45%          56,852           11.167526         634,896      (17.40)%***
                                                         1.50%             568           11.156483           6,337      (17.44)%***
                                                         1.55%           2,376           11.145450          26,482      (17.48)%***
                                                         1.60%           4,982           11.134418          55,472      (17.52)%***
                                                         1.75%           4,285           11.101354          47,569      (17.65)%***

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     0.95%         476,404           11.597944       5,525,307       (4.97)%
                                                         1.00%         400,405           11.581059       4,637,114       (5.01)%
                                                         1.05%         115,651           11.564195       1,337,411       (5.06)%
                                                         1.15%             481           10.049731           4,834       (5.16)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
Fidelity VIP- High Income Portfolio-
  Service Class ....................................     7.05%              (8.76)%***               --                    --
                                                         6.99%              (8.80)%***               --                    --
                                                         6.94%              (8.85)%***               --                    --
                                                        (4.33)%***             --                    --                    --
                                                        (4.38)%***             --                    --                    --
                                                        (4.43)%***             --                    --                    --
                                                        (4.48)%***             --                    --                    --
                                                        (4.63)%***             --                    --                    --
                                                        (4.68)%***             --                    --                    --
                                                        (4.73)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class ....................................    41.11%               6.57%***                --                    --
                                                        41.04%               6.52%***                --                    --
                                                        40.97%               6.47%***                --                    --
                                                        46.77%***              --                    --                    --
                                                        46.70%***              --                    --                    --
                                                        46.64%***              --                    --                    --
                                                        46.57%***              --                    --                    --
                                                        46.51%***              --                    --                    --
                                                        46.37%***              --                    --                    --
                                                        46.31%***              --                    --                    --
                                                        46.24%***              --                    --                    --
                                                        46.11%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Portfolio:
  Service Class ....................................     9.96%              12.31%***                --                    --
                                                         9.90%              12.26%***                --                    --
                                                         9.85%              12.20%***                --                    --
                                                         8.96%***              --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%           2,543           10.041311          25,535       (5.20)%
                                                         1.25%           3,032           10.032886          30,420       (5.25)%
                                                         1.50%             468            9.990829           4,676       (5.49)%

  Extra Value ......................................     1.40%           3,596           10.314267          37,090       (3.39)%***
                                                         1.45%          20,107           10.304057         207,184       (3.44)%***

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................     0.95%         329,373           11.135469       3,667,723      (13.43)%
                                                         1.00%         339,015           11.119287       3,769,605      (13.47)%
                                                         1.05%          94,914           11.103094       1,053,839      (13.51)%
                                                         1.10%           5,233            9.376200          49,066      (13.56)%
                                                         1.20%           4,185            9.360492          39,174      (13.64)%
                                                         1.25%             127            9.352638           1,188      (13.69)%
                                                         1.30%             477            9.344790           4,457      (13.73)%
                                                         1.40%           2,416            9.329098          22,539      (13.82)%
                                                         1.50%             457            9.313417           4,256      (13.90)%

  Extra Value ......................................     1.40%           3,973            9.730747          38,660      (11.98)%***
                                                         1.65%             637            9.682680           6,168      (12.21)%***

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................     0.95%       2,102,464           14.248052      29,956,016       (7.60)%
                                                         1.00%       1,943,617           14.227328      27,652,477       (7.64)%
                                                         1.05%         410,676           14.206595       5,834,308       (7.69)%
                                                         1.10%          33,288           10.447964         347,792       (7.74)%
                                                         1.15%          56,011           10.439205         584,710       (7.78)%
                                                         1.20%          12,678           10.430444         132,237       (7.83)%
                                                         1.25%           7,038           10.421715          73,348       (7.87)%
                                                         1.30%           2,321           10.412956          24,168       (7.92)%
                                                         1.35%             552           10.404221           5,743       (7.97)%
                                                         1.40%           7,042           10.395475          73,205       (8.01)%
                                                         1.45%           6,974           10.386727          72,437       (8.06)%
                                                         1.50%           4,504           10.378005          46,743       (8.11)%
                                                         1.60%          11,896           10.360545         123,249       (8.20)%
                                                         1.65%           1,679           10.351820          17,381       (8.25)%
                                                         1.85%             253           10.316947           2,610       (8.43)%

  Extra Value ......................................     1.40%          36,070           11.120783         401,127       (8.40)%***
                                                         1.45%          90,947           11.109790       1,010,402       (8.45)%***
                                                         1.50%             521           11.098780           5,782       (8.50)%***
                                                         1.55%           3,828           11.087819          42,444       (8.54)%***
                                                         1.65%             525           11.065857           5,810       (8.63)%***

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     0.95%       1,066,956           11.110424      11,854,334       (5.29)%
                                                         1.00%         988,942           11.094249      10,971,569       (5.34)%
                                                         1.05%         185,556           11.078106       2,055,609       (5.38)%
                                                         1.10%          32,694            9.242848         302,186       (5.43)%
                                                         1.15%           6,834            9.235097          63,113       (5.48)%


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                         8.91%***              --                    --                    --
                                                         8.85%***              --                    --                    --
                                                         8.59%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Asset Manager Growth Portfolio:
  Service Class ....................................    14.04%              14.33%***                --                    --
                                                        13.98%              14.27%***                --                    --
                                                        13.93%              14.21%***                --                    --
                                                        12.73%***              --                    --                    --
                                                        12.62%***              --                    --                    --
                                                        12.56%***              --                    --                    --
                                                        12.51%***              --                    --                    --
                                                        12.40%***              --                    --                    --
                                                        12.29%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II- Contrafund Portfolio:
  Service Class ....................................    22.97%              28.45%***                --                    --
                                                        22.91%              28.39%***                --                    --
                                                        22.84%              28.32%***                --                    --
                                                        19.90%***              --                    --                    --
                                                        19.84%***              --                    --                    --
                                                        19.79%***              --                    --                    --
                                                        19.73%***              --                    --                    --
                                                        19.67%***              --                    --                    --
                                                        19.61%***              --                    --                    --
                                                        19.56%***              --                    --                    --
                                                        19.50%***              --                    --                    --
                                                        19.44%***              --                    --                    --
                                                        19.33%***              --                    --                    --
                                                        19.27%***              --                    --                    --
                                                        19.04%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Balanced Portfolio:
  Service Class ....................................     3.44%              15.02%***                --                    --
                                                         3.38%              14.97%***                --                    --
                                                         3.33%              14.91%***                --                    --
                                                        (3.40)%***             --                    --                    --
                                                        (3.45)%***             --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.20%             745            9.227351           6,874       (5.53)%
                                                         1.25%           1,707            9.219609          15,738       (5.57)%
                                                         1.40%           6,969            9.196411          64,090       (5.72)%
                                                         1.45%             326            9.188680           2,996       (5.76)%
                                                         1.50%           2,529            9.180959          23,219       (5.81)%

  Extra Value ......................................     1.40%          10,139            9.745711          98,812       (3.85)%***
                                                         1.45%           8,859            9.736067          86,252       (3.89)%***

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................     0.95%          39,433            8.729886         344,246      (50.98)%***
                                                         1.00%          19,721            8.728825         172,141      (51.02)%***

  Extra Value ......................................     1.40%             993            8.507907           8,448      (51.42)%***
                                                   .     1.45%           2,684            8.506791          22,832      (51.47)%***

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     0.95%       2,032,468           12.771052      25,956,755       (4.60)%
                                                         1.00%       2,285,543           12.752459      29,146,293       (4.65)%
                                                         1.05%         455,772           12.733906       5,803,758       (4.70)%
                                                         1.10%          51,939            9.583526         497,759       (4.75)%
                                                         1.15%          47,976            9.575498         459,394       (4.79)%
                                                         1.20%           9,694            9.567480          92,747       (4.84)%
                                                         1.25%           6,285            9.559452          60,081       (4.89)%
                                                         1.30%             914            9.551417           8,730       (4.94)%
                                                         1.40%          12,851            9.535389         122,539       (5.03)%
                                                         1.45%          25,912            9.527370         246,873       (5.08)%
                                                         1.50%             974            9.519356           9,272       (5.13)%

  Extra Value ......................................     1.40%          32,298           10.292096         332,414       (2.84)%***
                                                         1.45%          53,368           10.281918         548,725       (2.89)%***

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     0.95%       3,980,106           10.104959      40,218,808      (17.96)%
                                                         1.00%       3,559,493           10.090239      35,916,135      (18.00)%
                                                         1.05%         655,245           10.075545       6,601,950      (18.04)%
                                                         1.10%         103,519            8.117650         840,331      (18.08)%
                                                         1.15%          65,698            8.110845         532,866      (18.13)%
                                                         1.20%          15,299            8.104048         123,984      (18.17)%
                                                         1.25%           8,991            8.097237          72,802      (18.21)%
                                                         1.30%           1,674            8.090436          13,543      (18.25)%
                                                         1.40%          40,601            8.076838         327,928      (18.33)%
                                                         1.45%          36,263            8.070054         292,644      (18.37)%
                                                         1.50%           2,900            8.063257          23,383      (18.41)%

  Extra Value ......................................     1.40%          43,752            8.385906         366,900      (16.33)%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                        (3.50)%***             --                    --                    --
                                                        (3.55)%***             --                    --                    --
                                                        (3.70)%***             --                    --                    --
                                                        (3.75)%***             --                    --                    --
                                                        (3.80)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Dynamic Capital Appreciation Fund:
  Service Class ....................................       --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth and Income Portfolio:
  Service Class ....................................     8.03%              26.80%***                --                    --
                                                         7.97%              26.74%***                --                    --
                                                         7.92%              26.68%***                --                    --
                                                         0.92%***              --                    --                    --
                                                         0.87%***              --                    --                    --
                                                         0.82%***              --                    --                    --
                                                         0.77%***              --                    --                    --
                                                         0.72%***              --                    --                    --
                                                         0.61%***              --                    --                    --
                                                         0.56%***              --                    --                    --
                                                         0.51%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class ....................................     3.19%              21.69%***                --                    --
                                                         3.14%              21.63%***                --                    --
                                                         3.09%              21.57%***                --                    --
                                                        (1.36)%***             --                    --                    --
                                                        (1.41)%***             --                    --                    --
                                                        (1.46)%***             --                    --                    --
                                                        (1.51)%***             --                    --                    --
                                                        (1.56)%***             --                    --                    --
                                                        (1.66)%***             --                    --                    --
                                                        (1.71)%***             --                    --                    --
                                                        (1.76)%***             --                    --                    --

  Extra Value ......................................       --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.45%          31,922            8.377594         267,430      (16.37)%***
                                                         1.50%             941            8.369304           7,876      (16.41)%***
                                                         1.55%           1,771            8.361014          14,807      (16.46)%***
                                                         1.60%           3,154            8.352731          26,345      (16.50)%***
                                                         1.65%             640            8.344440           5,340      (16.54)%***
                                                         1.70%           1,499            8.336162          12,496      (16.58)%***

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................     0.95%         559,878           19.369905      10,844,784       32.27%
                                                         1.00%         672,960           19.350718      13,022,259       32.21%
                                                         1.05%         113,769           19.331537       2,199,330       32.14%
                                                         1.10%          12,127           17.833141         216,263       32.08%
                                                         1.15%           2,300           17.818211          40,982       32.01%
                                                         1.20%           1,956           17.803282          34,823       31.94%
                                                         1.25%           4,077           17.788368          72,523       31.88%
                                                         1.30%             591           17.773446          10,504       31.81%
                                                         1.40%             885           17.743624          15,703       31.68%
                                                         1.45%           5,061           17.728734          89,725       31.61%
                                                         1.50%           1,227           17.713831          21,735       31.54%

  Extra Value ......................................     1.40%          20,276           19.317321         391,678       21.37%***
                                                         1.45%          45,669           19.298258         881,332       21.31%***
                                                         1.50%             173           19.279187           3,335       21.25%***
                                                         1.55%           3,500           19.260157          67,411       21.19%***
                                                         1.60%           3,663           19.241124          70,480       21.13%***
                                                         1.70%             863           19.203060          16,572       21.01%***
                                                         1.75%           2,700           19.184050          51,797       20.95%***

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................     0.95%         183,999           10.874421       2,000,883       13.04%***
                                                         1.00%         112,341           10.870802       1,221,237       12.98%***
                                                         1.05%          13,756           10.867182         149,489       12.93%***
                                                         1.10%          50,212           10.863547         545,480       12.87%***
                                                         1.15%           3,305           10.859935          35,892       12.82%***
                                                         1.20%          11,732           10.856303         127,366       12.77%***
                                                         1.25%           7,726           10.852674          83,848       12.71%***
                                                         1.30%             236           10.849047           2,560       12.66%***
                                                         1.35%             875           10.845425           9,490       12.60%***
                                                         1.40%             290           10.841799           3,144       12.55%***
                                                         1.45%           1,293           10.838163          14,014       12.50%***
                                                         1.50%           1,496           10.834533          16,208       12.44%***
                                                         1.65%             903           10.823636           9,774       12.28%***
                                                         1.80%              85           10.812739             919       12.12%***
  Extra Value ......................................     1.40%          80,595           10.046168         809,671       12.55%***
                                                         1.45%         142,042           10.037658       1,425,769       12.50%***
                                                         1.50%          32,839           10.029168         329,348       12.44%***
                                                         1.55%          48,922           10.020669         490,231       12.39%***



                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III- Mid Cap Portfolio:
  Service Class ....................................    47.78%***              --                    --                    --
                                                        47.70%***              --                    --                    --
                                                        47.63%***              --                    --                    --
                                                        52.64%***              --                    --                    --
                                                        52.57%***              --                    --                    --
                                                        52.51%***              --                    --                    --
                                                        52.44%***              --                    --                    --
                                                        52.37%***              --                    --                    --
                                                        52.23%***              --                    --                    --
                                                        52.17%***              --                    --                    --
                                                        52.10%***              --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Equity Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.60%          15,082           10.012183         151,004       12.33%***
                                                         1.65%           2,379           10.003687          23,799       12.28%***
                                                         1.70%           6,113            9.995208          61,101       12.23%***
                                                         1.80%             236            9.978247           2,355       12.12%***
                                                         1.90%             447            9.961290           4,453       12.01%***

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................     0.95%         805,755            8.478714       6,831,766      (22.68)%***
                                                         1.00%         528,154            8.475873       4,476,566      (22.72)%***
                                                         1.05%          49,665            8.473041         420,814      (22.76)%***
                                                         1.10%         196,392            8.470211       1,663,482      (22.81)%***
                                                         1.15%          40,430            8.467374         342,336      (22.85)%***
                                                         1.20%          31,833            8.464537         269,452      (22.89)%***
                                                         1.25%          22,582            8.461714         191,082      (22.93)%***
                                                         1.30%           1,555            8.458873          13,154      (22.98)%***
                                                         1.35%           2,265            8.456041          19,153      (23.02)%***
                                                         1.40%           6,155            8.453200          52,029      (23.06)%***
                                                         1.45%          17,263            8.450368         145,879      (23.10)%***
                                                         1.50%             868            8.447531           7,332      (23.14)%***
                                                         1.55%           2,198            8.444694          18,561      (23.19)%***
                                                         1.60%             864            8.441852           7,294      (23.23)%***
                                                         1.65%           2,694            8.439022          22,735      (23.27)%***
                                                         1.70%           3,639            8.436186          30,699      (23.31)%***
                                                         1.80%             164            8.430504           1,383      (23.40)%***
                                                         1.95%             173            8.421979           1,457      (23.53)%***
  Extra Value ......................................     1.40%         301,895           10.835962       3,271,323      (23.00)%***
                                                         1.45%         544,431           10.826793       5,894,442      (23.04)%***
                                                         1.50%          40,470           10.817634         437,790      (23.09)%***
                                                         1.55%         111,766           10.808475       1,208,020      (23.13)%***
                                                         1.60%          78,134           10.799315         843,794      (23.17)%***
                                                         1.65%          18,151           10.790164         195,852      (23.21)%***
                                                         1.70%          14,341           10.781014         154,611      (23.26)%***
                                                         1.75%           5,386           10.771877          58,017      (23.30)%***
                                                         1.80%           1,470           10.762725          15,821      (23.34)%***
                                                         1.90%           3,301           10.744440          35,467      (23.43)%***
                                                         1.95%           3,780           10.735311          40,579      (23.47)%***
                                                         2.00%             615           10.726179           6,597      (23.51)%***

Fidelity VIP- High Income:
  Service Class 2 ..................................     0.95%         104,095            8.046605         837,611      (29.12)%***
                                                         1.00%         105,348            8.043918         847,411      (29.16)%***
                                                         1.05%           8,058            8.041230          64,796      (29.20)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- High Income:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.10%          62,966            8.038536         506,154      (29.24)%***
                                                         1.15%          10,937            8.035851          87,888      (29.28)%***
                                                         1.20%          17,150            8.033155         137,769      (29.32)%***
                                                         1.25%           3,350            8.030466          26,902      (29.36)%***
                                                         1.30%             326            8.027765           2,617      (29.40)%***
                                                         1.35%             138            8.025085           1,107      (29.44)%***
                                                         1.40%           1,162            8.022393           9,322      (29.48)%***
                                                         1.50%           1,113            8.016993           8,923      (29.56)%***
                                                         1.65%           1,173            8.008912           9,394      (29.68)%***
  Extra Value ......................................     1.40%          66,936            7.405209         495,675      (29.52)%***
                                                         1.45%         109,342            7.398937         809,015      (29.56)%***
                                                         1.50%           6,919            7.392665          51,150      (29.60)%***
                                                         1.55%          25,943            7.386396         191,625      (29.64)%***
                                                         1.60%          20,692            7.380133         152,710      (29.68)%***
                                                         1.65%           5,293            7.373869          39,030      (29.72)%***
                                                         1.70%              63            7.367616             464      (29.76)%***
                                                         1.80%             195            7.355099           1,434      (29.84)%***

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................     0.95%         171,876            8.400493       1,443,843      (23.85)%***
                                                         1.00%         143,055            8.397683       1,201,331      (23.89)%***
                                                         1.05%          16,431            8.394882         137,936      (23.93)%***
                                                         1.10%          50,835            8.392071         426,611      (23.97)%***
                                                         1.15%           2,788            8.389266          23,389      (24.01)%***
                                                         1.20%          14,006            8.386465         117,461      (24.05)%***
                                                         1.25%           3,288            8.383650          27,565      (24.10)%***
                                                         1.30%             402            8.380839           3,369      (24.14)%***
                                                         1.35%             468            8.378040           3,921      (24.18)%***
                                                         1.40%           1,703            8.375228          14,263      (24.22)%***
                                                         1.45%             172            8.372418           1,440      (24.26)%***
                                                         1.50%             962            8.369613           8,052      (24.31)%***
                                                         1.55%             280            8.366798           2,343      (24.35)%***
                                                         1.65%             651            8.361180           5,443      (24.43)%***
                                                         1.70%             608            8.358362           5,082      (24.47)%***
                                                         1.80%              34            8.352740             284      (24.56)%***
                                                         1.95%              61            8.344298             509      (24.68)%***

  Extra Value ......................................     1.40%         124,554           10.417510       1,297,543      (24.19)%***
                                                         1.45%         214,399           10.408691       2,231,613      (24.23)%***
                                                         1.50%          10,409           10.399892         108,252      (24.27)%***
                                                         1.55%          39,912           10.391078         414,729      (24.31)%***
                                                         1.60%          26,046           10.382288         270,417      (24.36)%***
                                                         1.65%           6,655           10.373478          69,035      (24.40)%***
                                                         1.70%           2,985           10.364695          30,939      (24.44)%***
                                                         1.75%           3,669           10.355905          37,996      (24.48)%***
                                                         1.80%           1,398           10.347111          14,465      (24.52)%***
                                                         1.90%           2,163           10.329536          22,343      (24.61)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP- Overseas Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................     0.95%          49,274            9.483513         467,291       (7.70)%***
                                                         1.00%          50,160            9.480353         475,535       (7.75)%***
                                                         1.10%          37,838            9.474016         358,478       (7.84)%***
                                                         1.15%           6,133            9.470847          58,085       (7.89)%***
                                                         1.20%          11,481            9.467676         108,698       (7.94)%***
                                                         1.25%             637            9.464517           6,029       (7.98)%***
                                                         1.30%             706            9.461349           6,680       (8.03)%***
                                                         1.45%           6,101            9.451842          57,666       (8.17)%***
                                                         1.50%             514            9.448675           4,857       (8.22)%***
  Extra Value ......................................     1.40%          47,401           10.001536         474,083       (8.11)%***
                                                         1.45%          70,425            9.993076         703,762       (8.15)%***
                                                         1.50%           9,723            9.984616          97,080       (8.20)%***
                                                         1.55%          12,481            9.976167         124,513       (8.25)%***
                                                         1.60%          16,311            9.967714         162,583       (8.29)%***
                                                         1.65%             806            9.959263           8,027       (8.34)%***
                                                         1.70%             271            9.950815           2,697       (8.39)%***
                                                         1.85%             600            9.925489           5,955       (8.53)%***
                                                         1.95%           1,957            9.908639          19,391       (8.63)%***

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................     0.95%          93,322            8.717055         813,493      (19.13)%***
                                                         1.00%          11,547            8.714140         100,622      (19.17)%***
                                                         1.05%          10,222            8.711234          89,046      (19.21)%***
                                                         1.10%          25,492            8.708322         221,993      (19.26)%***
                                                         1.15%           1,289            8.705406          11,221      (19.30)%***
                                                         1.20%           4,561            8.702495          39,692      (19.34)%***
                                                         1.25%             553            8.699583           4,811      (19.39)%***
                                                         1.35%             155            8.693759           1,348      (19.47)%***
                                                         1.40%             744            8.690850           6,466      (19.52)%***
                                                         1.45%             499            8.687931           4,335      (19.56)%***
                                                         1.50%             890            8.685016           7,730      (19.60)%***
  Extra Value ......................................     1.40%          31,752            9.333375         296,353      (19.51)%***
                                                         1.45%         105,381            9.325477         982,728      (19.55)%***
                                                         1.50%          10,218            9.317570          95,207      (19.59)%***
                                                         1.55%          11,729            9.309668         109,193      (19.64)%***
                                                         1.60%          23,111            9.301795         214,974      (19.68)%***
                                                         1.65%             984            9.293900           9,145      (19.72)%***
                                                         1.70%             488            9.286017           4,532      (19.77)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Asset Manager Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP II - Asset Manager Growth Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................     0.95%         337,266            9.252181       3,120,446      (11.15)%***
                                                         1.00%         297,367            9.249091       2,750,374      (11.19)%***
                                                         1.05%          23,545            9.246004         217,697      (11.24)%***
                                                         1.10%          70,842            9.242912         654,786      (11.29)%***
                                                         1.15%          14,206            9.239821         131,261      (11.33)%***
                                                         1.20%          23,307            9.236735         215,281      (11.38)%***
                                                         1.25%          12,291            9.233647         113,491      (11.42)%***
                                                         1.30%           1,090            9.230553          10,061      (11.47)%***
                                                         1.35%           1,679            9.227456          15,493      (11.52)%***
                                                         1.40%           1,556            9.224369          14,353      (11.56)%***
                                                         1.45%           8,469            9.221273          78,095      (11.61)%***
                                                         1.50%             729            9.218183           6,720      (11.66)%***
                                                         1.55%           2,192            9.215087          20,199      (11.70)%***
                                                         1.60%             556            9.211994           5,122      (11.75)%***
                                                         1.65%           1,440            9.208896          13,261      (11.79)%***
                                                         1.70%           1,750            9.205805          16,110      (11.84)%***
                                                         1.80%              63            9.199607             580      (11.93)%***
                                                         1.95%             179            9.190315           1,645      (12.07)%***

  Extra Value ......................................     1.40%         173,841           10.373275       1,803,300      (11.53)%***
                                                         1.45%         329,513           10.364487       3,415,233      (11.57)%***
                                                         1.50%          25,794           10.355712         267,115      (11.62)%***
                                                         1.55%          47,288           10.346960         489,287      (11.67)%***
                                                         1.60%          60,202           10.338173         622,379      (11.71)%***
                                                         1.65%          11,533           10.329407         119,129      (11.76)%***
                                                         1.70%           3,754           10.320654          38,744      (11.80)%***
                                                         1.75%           4,481           10.311898          46,208      (11.85)%***
                                                         1.80%             491           10.303130           5,059      (11.90)%***
                                                         1.90%             644           10.285631           6,624      (11.99)%***

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................     0.95%          88,470            9.609431         850,146       (5.82)%***
                                                         1.00%          90,572            9.606225         870,055       (5.87)%***
                                                         1.05%           4,993            9.603019          47,948       (5.92)%***
                                                         1.10%           9,499            9.599804          91,189       (5.97)%***
                                                         1.15%           2,736            9.596605          26,256       (6.01)%***
                                                         1.20%           4,889            9.593396          46,902       (6.06)%***
                                                         1.25%           5,498            9.590173          52,727       (6.11)%***
                                                         1.35%              28            9.583762             268       (6.21)%***
                                                         1.40%             323            9.580552           3,095       (6.25)%***
                                                         1.45%             759            9.577347           7,269       (6.30)%***
                                                         1.50%           1,175            9.574134          11,250       (6.35)%***
                                                         1.70%           1,152            9.561266          11,015       (6.54)%***
                                                         1.80%              92            9.554841             879       (6.64)%***

  Extra Value ......................................     1.40%          52,824            9.209289         486,471       (6.25)%***
                                                         1.45%         179,677            9.201496       1,653,297       (6.30)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
Fidelity VIP II - Contrafund Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Fidelity VIP III - Balanced Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.50%           3,182            9.193692          29,254       (6.35)%***
                                                         1.55%          10,234            9.185896          94,008       (6.40)%***
                                                         1.60%           4,076            9.178128          37,410       (6.44)%***
                                                         1.65%             744            9.170331           6,823       (6.49)%***
                                                         1.85%             652            9.139224           5,959       (6.68)%***
                                                         1.90%           3,660            9.131470          33,421       (6.73)%***
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................     0.95%           9,002            8.729884          78,586      (50.98)%***
                                                         1.00%          11,952            8.728826         104,327      (51.02)%***
                                                         1.05%             343            8.727758           2,994      (51.06)%***
                                                         1.10%              24            8.726696             209      (51.11)%***
                                                         1.20%           2,091            8.724565          18,243      (51.19)%***
                                                         1.45%           1,179            8.719240          10,280      (51.41)%***
                                                         1.50%             381            8.718171           3,322      (51.45)%***
  Extra Value ......................................     1.40%          32,201            8.507905         273,963      (51.99)%***
                                                         1.45%          57,911            8.506788         492,637      (52.11)%***
                                                         1.50%           2,288            8.505666          19,461      (52.15)%***
                                                         1.55%           5,231            8.504545          44,487      (52.20)%***
                                                         1.60%           5,390            8.503426          45,833      (52.24)%***
                                                         1.65%           6,537            8.502305          55,580      (52.28)%***
                                                         1.70%           6,026            8.501183          51,228      (52.32)%***
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................     0.95%         192,590            9.827003       1,892,583       (2.58)%***
                                                         1.00%         201,030            9.823730       1,974,864       (2.63)%***
                                                         1.05%          17,342            9.820444         170,306       (2.68)%***
                                                         1.10%          64,054            9.817168         628,829       (2.73)%***
                                                         1.15%          12,656            9.813882         124,204       (2.77)%***
                                                         1.20%          11,400            9.810607         111,841       (2.82)%***
                                                         1.25%          12,147            9.807331         119,130       (2.87)%***
                                                         1.30%           1,140            9.804049          11,177       (2.92)%***
                                                         1.35%             794            9.800774           7,782       (2.97)%***
                                                         1.40%           2,589            9.797476          25,366       (3.02)%***
                                                         1.45%           5,712            9.794199          55,944       (3.07)%***
                                                         1.50%             363            9.790913           3,554       (3.12)%***
  Extra Value ......................................     1.40%         153,206            9.537652       1,461,226       (3.01)%***
                                                         1.45%         381,316            9.529576       3,633,780       (3.06)%***
                                                         1.50%          16,047            9.521506         152,792       (3.11)%***
                                                         1.55%          79,125            9.513449         752,752       (3.16)%***
                                                         1.60%          18,405            9.505387         174,947       (3.21)%***
                                                         1.65%           7,059            9.497338          67,042       (3.26)%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Dynamic Cap Appreciation:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III - Growth & Income Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
                                                         1.70%           6,204            9.489252          58,871       (3.30)%***
                                                         1.80%             967            9.473162           9,161       (3.40)%***
                                                         1.90%           5,608            9.457062          53,035       (3.50)%***
                                                         2.00%             758            9.440975           7,156       (3.60)%***
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................     0.95%         281,271            8.507865       2,393,016      (22.24)%***
                                                         1.00%         228,130            8.505025       1,940,251      (22.29)%***
                                                         1.05%          10,894            8.502185          92,623      (22.33)%***
                                                         1.10%          75,111            8.499348         638,395      (22.37)%***
                                                         1.15%          15,419            8.496504         131,008      (22.41)%***
                                                         1.20%          11,894            8.493657         101,024      (22.46)%***
                                                         1.25%           7,766            8.490822          65,940      (22.50)%***
                                                         1.30%             632            8.487973           5,364      (22.54)%***
                                                         1.35%             344            8.485135           2,919      (22.58)%***
                                                         1.40%             872            8.482290           7,397      (22.63)%***
                                                         1.45%           5,491            8.479448          46,561      (22.67)%***
                                                         1.50%             575            8.476597           4,874      (22.71)%***
                                                         1.65%              24            8.468056             203      (22.84)%***
                                                         1.95%              59            8.450966             499      (23.09)%***
  Extra Value ......................................     1.40%         173,728            8.112953       1,409,447      (22.65)%***
                                                         1.45%         225,390            8.106086       1,827,031      (22.70)%***
                                                         1.50%          11,853            8.099216          96,000      (22.74)%***
                                                         1.55%          51,485            8.092352         416,635      (22.78)%***
                                                         1.60%          26,215            8.085492         211,961      (22.82)%***
                                                         1.65%           5,770            8.078621          46,614      (22.87)%***
                                                         1.70%           7,594            8.071761          61,297      (22.91)%***
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................     0.95%         229,189           11.178625       2,562,018       17.57%***
                                                         1.00%         157,262           11.174896       1,757,386       17.52%***
                                                         1.05%          11,115           11.171169         124,168       17.46%***
                                                         1.10%          56,519           11.167442         631,173       17.40%***
                                                         1.15%          11,389           11.163719         127,144       17.35%***
                                                         1.20%          14,392           11.159988         160,615       17.29%***
                                                         1.25%           9,125           11.156253         101,801       17.24%***
                                                         1.30%           1,503           11.152532          16,762       17.18%***
                                                         1.35%           1,056           11.148798          11,773       17.13%***
                                                         1.40%           2,241           11.145061          24,976       17.07%***
                                                         1.45%          11,501           11.141333         128,136       17.02%***
                                                         1.50%             796           11.137589           8,866       16.96%***
                                                         1.55%           1,897           11.133863          21,121       16.90%***
                                                         1.65%             752           11.126391           8,367       16.79%***
                                                         1.70%           2,539           11.122665          28,240       16.74%***
                                                         1.80%              56           11.115190             622       16.63%***
                                                         1.95%             110           11.103976           1,221       16.46%***


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Growth Opportunities Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
Fidelity VIP III- Mid Cap Portfolio:
  Service Class 2 ..................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

FINANCIAL HIGHLIGHTS (Continued)


                                                                                         2000
                                                        --------------------------------------------------------------------------
                                                        ASSET                       UNIT FAIR          CONTRACT           TOTAL
                                                        CHARGE          UNITS         VALUE          OWNERS' EQUITY      RETURN**
                                                        --------------------------------------------------------------------------
  Extra Value ......................................     1.40%         121,297           17.858508       2,166,183       17.25%***
                                                         1.45%         241,681           17.843436       4,312,419       17.20%***
                                                         1.50%          13,467           17.828340         240,094       17.14%***
                                                         1.55%          45,954           17.813263         818,591       17.09%***
                                                         1.60%          20,908           17.798206         372,125       17.03%***
                                                         1.65%           9,248           17.783129         164,458       16.98%***
                                                         1.70%           2,972           17.768082          52,807       16.92%***
                                                         1.75%           3,600           17.753024          63,911       16.87%***
                                                         1.80%             917           17.737969          16,266       16.81%***
                                                         1.90%             672           17.707888          11,900       16.70%***
                                                         2.00%             434           17.677832           7,672       16.59%***
                                                                   ===========           =========
Reserves for annuity contracts in payout phase:
  Tax qualified.....................................                                                       137,255
  Non-tax qualified.................................                                                       416,642
                                                                                                     --------------
                                                                                                     $2,060,057,497
                                                                                                     ==============


                                                         1999               1998                 1997                   1996
                                                       ---------------------------------------------------------------------------
                                                         TOTAL              TOTAL                TOTAL                 TOTAL
                                                        RETURN**           RETURN**             RETURN**               RETURN**
                                                       ---------------------------------------------------------------------------
  Extra Value ......................................       --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --
                                                           --                  --                    --                    --

Reserves for annuity contracts in payout phase:
  Tax qualified
  Non-tax qualified


*     Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.    OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
              (a) All financial statements are included in Parts A and B of the
                  Registration Statement.

                  (1) Financial statements included
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.

                  (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

               Nationwide Fidelity Advisor Variable Account:

                      Independent Auditors' Report.

                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                      Statements of Operations for year ended December 31, 2000.

                      Statements of Changes in Contract Owners' Equity for Years ended December 31, 2000 and 1999.
                      Notes to Financial Statements.

               Nationwide Life Insurance Company and Subsidiaries:
                      Independent Auditors' Report.
                      Consolidated Balance Sheets as of December
                      31, 2000 and 1999.

                      Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                      Notes to Consolidated Financial Statements.

              (b) Exhibits

                  (1) Resolution of the Depositor's Board of
                      Directors authorizing the establishment of
                      the Registrant.                                        *


                  (2) Not Applicable


                  (3) Underwriting or Distribution contracts
                      between the Depositor and Principal
                      Underwriter.                                           Attached hereto.

                  (4) The form of the variable annuity contract              *

                  (5) Variable Annuity Application                           *

                  (6) Articles of Incorporation of Depositor                 *

                  (7) Not Applicable

                  (8) Not Applicable

                  (9) Opinion of Counsel                                     *

                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

                 (13) Performance Advertising Calculation
                      Schedule.                                              *

              *Filed previously in connection with this registration statement (SEC File No. 033-82174) and hereby incorporated by reference.

Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
               * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
               ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
               ****other subsidiaries


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
The 401(k) Companies, Inc.               Texas                                         Holding company
The 401(k) Company                       Texas                                         Third-party administrator for 401(k)
                                                                                       plans
401(k) Investment Advisors, Inc.         Texas                                         Investment advisor registered with
                                                                                       the SEC
401(k) Investments Services, Inc.        Texas                                         NASD registered broker-dealer
Affiliate Agency, Inc.                   Delaware                                      Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions
Affiliate Agency of Ohio, Inc.           Ohio                                          Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions
AGMC Reinsurance, Ltd.                   Turks and Caico Islands                       Reinsurance company
AID Finance Services, Inc.               Iowa                                          Holding company
Allied Document Solutions, Inc.          Iowa                                          General printing services
ALLIED General Agency Company            Iowa                                          Managing general agent and surplus
                                                                                       lines broker for property and
                                                                                       casualty insurance products
ALLIED Group, Inc.                       Iowa                                          Property and casualty holding company
ALLIED Group Insurance Marketing         Iowa                                          Direct marketer for property and
Company                                                                                casualty insurance products
ALLIED Property and Casualty Insurance   Iowa                                          Underwrites general property and
Company                                                                                casualty insurance
Allnations, Inc.                         Ohio                                          Promotes international cooperative
                                                                                       insurance organizations
AMCO Insurance Company                   Iowa                                          Underwrites general property and
                                                                                       casualty insurance
American Marine Underwriters, Inc.       Florida                                       Underwriting manager for ocean cargo
                                                                                       and bulk insurance
Asset Management Holdings, P/C           United Kingdom                                Holding company
Auto Direkt Insurance Company            Germany                                       Insurance company
Cal-Ag Insurance services, Inc.          California                                    Captive insurance brokerage firm
CalFarm Insurance Agency                 California                                    Former marketing company for
                                                                                       traditional agent producers of
                                                                                       CalFarm Insurance Company
CalFarm Insurance Company                California                                    Multi-line insurance company
Caliber Funding                          Delaware                                      A limited purpose corporation


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Colonial County Mutual Insurance         Texas                                         Insurance company
Company
Columbus Insurance Brokerage and         Germany                                       General service insurance broker
Service GmbH
Cooperative Service Company              Nebraska                                      Insurance agency that sells and
                                                                                       services commercial insurance
Damian Securities Limited                England/Wales                                 Investment holding company
Depositors Insurance Company             Iowa                                          Underwrites property and casualty
                                                                                       insurance
Discover Insurance Agency of Texas, LLC  Texas                                         Insurance agency
Discover Insurance Agency, LLC           Texas                                         Insurance agency
eNationwide, LLC                         Ohio                                          Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operations
Excaliber Funding Corporation            Delaware                                      Limited purpose corporation
F&B, Inc.                                Iowa                                          Insurance agency
Farmland Mutual Insurance Company        Iowa                                          Mutual insurance company
Fenplace Limited                         England/Wales                                 Inactive
Fenplace Two Ltd.                        England/Wales                                 Previously provided investment
                                                                                       management and advisory services to
                                                                                       business, institutional and private
                                                                                       investors; transferred investment
                                                                                       management activity to Gartmore
                                                                                       Investment Limited
Financial Horizons Distributors Agency   Alabama                                       Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products
                                                                                       through financial institutions
Financial Horizons Distributors Agency   Ohio                                          Insurance marketing life insurance
of Ohio, Inc.                                                                          and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency   Oklahoma                                      Insurance marketing life insurance
of Oklahoma, Inc.                                                                      and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency   Texas                                         Insurance marketing life insurance
of Texas, Inc.                                                                         and annuity products through
                                                                                       financial institutions
*Financial Horizons Investment Trust     Massachusetts                                 Diversified, open-end investment
                                                                                       company
Financial Horizons Securities            Oklahoma                                      Limited broker-dealer doing business
Corporation                                                                            solely in the financial institution
                                                                                       market
Gartmore 1990 Ltd.                       England/Wales                                 A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities
Gartmore 1990 Trustee Ltd.               England/Wales                                 Inactive



---------------------------------------- ------------------------- ------------------- ----------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ----------------------------------------
Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited
Gartmore Europe Ltd.                     England/Wales                                 Investment holding company
Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited
Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management
Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities
Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients
Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited
Gartmore Investment Management plc       England/Wales                                 Investment holding company
Gartmore Investment Services GmbH        Germany                                       Marketing support
Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company
Gartmore Japan Limited                   Japan                                         Investment management
Gartmore Nominees Ltd.                   England/Wales                                 Inactive
Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive
Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme
Gartmore Scotland Ltd.                   Scotland                                      Inactive
Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners
Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners
GIL Nominees Ltd.                        England/Wales                                 Inactive
GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization
Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment compensation
                                                                                       matters
Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services


---------------------------------------- ------------------------- ------------------- ----------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ----------------------------------------
Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York
Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services
Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products through
                                                                                       financial institutions
Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail
Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company
MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims
Morley & Associates, Inc.                Oregon                                        Insurance brokerage
Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management
Morley Financial Services, Inc.          Oregon                                        Holding company
Morley Research Associates, Ltd.         Delaware                                      Credit research consulting
**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility
**National Casualty Company              Wisconsin                                     Insurance company
National Casualty Company of America,    England                                       Insurance company
Ltd.
National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees
**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services
Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services
Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America
**Nationwide Agency, Inc.                Ohio                                          Insurance agency
Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business
Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development
*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment company


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.
Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance
Nationwide Cash Management Company       Ohio                                          Investment securities agent
Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company
Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents
Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business
Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.
Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of New Mexico
Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts
Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda
Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures
Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures
Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company
Nationwide Foundation                    Ohio                                          Not-for profit corporation
Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and
                                                                                       fire insurance to select customers
Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts
Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors
Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance
Nationwide Global Japan, Inc.            Delaware                                      Holding company
Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations
Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA
Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization
Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor
Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations
*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance
                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise
Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance
Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance
Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager
Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees
*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company
Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation
Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent
**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company
**Nationwide Life Insurance Company      Ohio                                          Life insurance company
Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas
Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services
Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company
*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company
Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company
Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.
Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio
Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma
Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees
Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees
Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans
*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company
Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise
Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland
Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers
Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.
Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company
Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group
Neckura Insurance Company                Germany                                       Insurance company
Neckura Life Insurance Company           Germany                                       Life and health insurance company
Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry
Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries
NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies


---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations
NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies
NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing
Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments
PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France
Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services
Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer
Premier Agency, Inc.                     Iowa                                          Insurance agency
Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance
Scottsdale Indemnity Company             Ohio                                          Insurance company
Scottsdale Insurance Company             Ohio                                          Insurance company
Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis
Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company
Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft
SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services
Thai Prasit Nationwide Company Limited   Thailand                                      Holding company
Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers
Vertboise, SA                            Luxembourg                                    Real property holding company
Vicpic Ltd.                              England/Wales                                 Inactive
Villanova Capital, Inc.                  Delaware                                      Holding company
Villanova Distribution Services, Inc.    Iowa                                          Broker-dealer


---------------------------------------- ------------------------- ---------------------- ------------------------------------
                COMPANY                      STATE/COUNTRY OF      NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                               ORGANIZATION         (SEE ATTACHED CHART
                                                                      UNLESS OTHERWISE
                                                                        INDICATED)
---------------------------------------- ------------------------- ---------------------- ------------------------------------
Villanova Global Asset Management Trust  Delaware                                         Holding company for Gartmore Group
                                                                                          and a registered investment advisor
Villanova Mutual Fund Capital Trust      Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor
Villanova SA Capital Trust               Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor
Villanova Securities, LLC                Delaware                                         Provides brokerage services for
                                                                                          block mutual fund trading for both
                                                                                          affiliated and non-affiliated
                                                                                          investment advisors and performs
                                                                                          block mutual fund trading directly
                                                                                          with fund companies
Western Heritage Insurance Company       Arizona                                          Underwrites excess and surplus
                                                                                          lines of property and casualty
                                                                                          insurance


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account - 7                  Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.      NUMBER OF CONTRACT OWNERS
              The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 5,466 and 11,683, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

(b)                              NATIONWIDE INVESTMENT SERVICES CORPORATION
                                          DIRECTORS AND OFFICERS


-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                              Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                  Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                           Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden
One Nationwide Plaza                                         Associate Vice President and Secretary
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                              NATIONWIDE INVESTMENT SERVICES CORPORATION
                                    DIRECTORS AND OFFICERS (CONT.)


-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215



              (c)


         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation



Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP
Columbus, Ohio
April 26, 2001

                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 5th day of February, 2002.
                                   NATIONWIDE VARIABLE ACCOUNT - 7
                     ------------------------------------------------------
                                           (Registrant)
                                  NATIONWIDE LIFE INSURANCE COMPANY
                     ------------------------------------------------------
                                            (Depositor)

                                      By/s/ STEVEN SAVINI, ESQ.
                     ------------------------------------------------------
                                    Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 has been signed by the following persons in the capacities indicated on the 5th day of February, 2002.



               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             ----------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart